As filed with the Securities and Exchange Commission on November 12, 2009

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __
Post-Effective Amendment No.
(Check appropriate box or boxes)

FEDERATED INSURANCE SERIES
(Exact Name of Registrant as Specified in Charter)

1-800-341-7400
(Area Code and Telephone Number)
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

Copies to:

Jennifer Eck, Esquire
Dickstein Shapiro LLP
2101 L Street, NW
Washington, DC  20037-1526
(202) 828-2218
Approximate Date of Proposed Public Offering: As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Primary Shares, at par value, of Federated Kaufmann Fund II

It is proposed that this filing will become effective on December 14, 2009 pursuant to Rule 488.

______________________________________________________________________________
No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended

Federated Insurance Series Federated Mid Cap Growth Strategies Fund II

Prospectus/Proxy Statement - Please Vote!

Federated Mid Cap Growth Strategies Fund II, a portfolio of the Federated Insurance Series, will hold a special meeting of shareholders on Friday, February 19, 2010.  Please refer to the enclosed Prospectus/Proxy Statement as well as the information highlighted below for complete details on the proposal.

It is important for you to vote and we encourage you to do so.  Please vote today!

Why am I being asked to vote?
Mutual funds are required to obtain shareholders’ votes for certain types of changes, like the one described here and in the accompanying Prospectus/Proxy Statement.  As a shareholder, you have a right to vote on these changes and we urge you to do so.  Your prompt response will save the expense of additional follow-up mailings and solicitations.

What is the proposal?
A proposed Reorganization whereby Federated Mid Cap Growth Strategies Fund II would transfer all of its assets to Federated Kaufmann Fund II (also a portfolio of the Federated Insurance Series) in exchange for Primary Shares of Federated Kaufmann Fund II.

Why has the Board of Trustees recommended that I vote in favor of the proposal??
The Board of Trustees believes that the Reorganization is in the best interest of Federated Mid Cap Growth Strategies Fund II and its shareholders.
•	Because of the relative asset size, Federated Kaufmann Fund II is more economically viable than Federated Mid Cap Growth Strategies Fund II.
•	The long-term performance record of Federated Kaufmann Fund II compares favorably with that of Federated Mid Cap Growth Strategies Fund II.
•	The funds have a similar investment objective, capital appreciation.
•	A summary of the reasons for the proposal can be found in the Prospectus/Proxy Statement.

How will the Reorganization affect my investment?
•
The cash value of your investment will not change.  You will receive Primary Shares of Federated Kaufmann Fund II with a total dollar value equal to the total dollar value of the Federated Mid Cap Growth Strategies Fund II shares that you own at the time of the Reorganization.

•	There will be no sales charge incurred as a result of the Reorganization.
•	Shareholders will not incur any federal income taxes as a result of the transaction.

What will happen to my account?
After the Reorganization, your current account will be closed and a new account will be opened for you in Federated Kaufmann Fund II.  This process will occur automatically with no action required by you.

What should I do in connection with the Reorganization?
Please vote your shares today.  If the Reorganization is approved, your shares will automatically be exchanged for shares of Federated Kaufmann Fund II.  Please do not attempt to make the exchange yourself as this will disrupt the management of the Fund’s portfolio.

How do I vote my shares?
You may vote in person at the meeting or complete and return the enclosed proxy card.  Please note that if you:

1.	do not respond at all, we may contact you by telephone to request that you cast your vote; or
2.	sign and return the proxy card without indicating a preference, your vote will be cast “for” the proposal.

You may also vote by telephone through the Voice Response Unit (VRU) or through the Internet.  Please refer to your ballot for the appropriate VRU telephone number and internet address.

Whom do I call if I have questions about this Prospectus Proxy/Statement?
Please don’t hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.  Thank you in advance for your vote and your continued support of the Federated Funds.

After careful consideration, the Board of Directors has unanimously approved this proposal.  The Board of Directors recommends that you read the enclosed materials carefully and vote FOR the proposal.

FEDERATED MID CAP GROWTH STRATEGIES FUND II

a portfolio of Federated Insurance Series
4000 Ericsson Drive
Warrendale, PA 15086-7561

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD FEBRUARY 19, 2010

TO SHAREHOLDERS OF FEDERATED MID CAP GROWTH STRATEGIES FUND II:  A special meeting of the shareholders of the Federated Mid Cap Growth Strategies Fund II will be held at 4000 Ericsson Drive, Warrendale, PA 15086-7561 at 2:00 p.m. (Eastern time), on February 19, 2010 for the following purposes:

1.
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Kaufmann Fund II, a portfolio of Federated Insurance Series, would acquire all of the assets of Federated Mid Cap Growth Strategies Fund II in exchange for Primary Shares of Federated Kaufmann Fund II to be distributed pro rata by Federated Mid Cap Growth Strategies Fund II to its shareholders, in complete liquidation and termination of Federated Mid Cap Growth Strategies Fund II, and

2.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Board of Trustees has fixed December 11, 2009 as the record date for determination of shareholders entitled to vote at the special meeting.

By Order of the Board of Trustees,

/s/ John W. McGonigle
John W. McGonigle
Secretary

January 8, 2010

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD.  IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING.  THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

PROSPECTUS/PROXY STATEMENT

January 8, 2010

Acquisition of the assets of

FEDERATED MID CAP GROWTH STRATEGIES FUND II

a portfolio of Federated Insurance Series
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400

By and in exchange for Primary Shares of

FEDERATED KAUFMANN FUND II
a portfolio of Federated Insurance Series

4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400

This Prospectus/Proxy Statement describes the proposal for the reorganization (the “Reorganization”) under the Agreement and Plan of Reorganization (the “Plan”), of Federated Mid Cap Growth Strategies Fund II (“Mid Cap Fund”), a portfolio of Federated Insurance Series (“Trust”), with and into Federated Kaufmann Fund II (“Kaufmann Fund”) another portfolio of the Trust.  Under the Plan, Mid Cap Fund would transfer all of its assets (except for deferred or prepaid expenses, which are not expected to be material in amount) to Kaufmann Fund in exchange for Primary Shares of Kaufmann Fund. Primary Shares of Kaufmann Fund will be distributed pro rata by Mid Cap Fund to its shareholders in complete liquidation of Mid Cap Fund.  As a result of the Reorganization, each owner holding shares of Mid Cap Fund will become the owner of Primary Shares of Kaufmann Fund having a total net asset value (“NAV”) equal to the total NAV of his or her holdings in Mid Cap Fund on the date of the Reorganization (the “Closing Date”), subject to the following: at the time of the Reorganization, the value of the assets of Mid Cap Fund’s shares will be determined in accordance with Kaufmann Fund’s valuation procedures (although since Mid Cap Fund’s and Kaufmann Fund’s valuation procedures are identical, the use of Kaufmann Fund’s valuation procedures will not result in a revaluation of Mid Cap Fund’s assets at the time of the Reorganization). A form of the Plan is attached as Exhibit A.

The Board of Trustees (the “Board”) of the Trust has determined that a reorganization of Mid Cap Fund into Kaufmann Fund is in the best interest of Mid Cap Fund shareholders and is recommending that shareholders of Mid Cap Fund approve the Reorganization.

Insurance company separate accounts, as shareholders of Mid Cap Fund, will request voting instructions on the proposal from the owners of variable life insurance policies and variable annuity contracts of the separate accounts, and will vote the accounts’ shares in proportion to the voting instructions received.

The investment objectives for Mid Cap Fund and Kaufmann fund (each a “Fund” and collectively the “Funds”) are the same (i.e., each Fund seeks capital appreciation).  In addition, each Fund invests primarily in growth-oriented stocks of mid-cap (in the case of Mid Cap Fund) and mid-cap and small-cap (in the case of Kaufmann Fund) domestic companies and each fund may also invest a portion of its assets in foreign companies.  For a comparison of the investment objectives and policies of the Funds, see “Summary – Comparison of Investment Objectives, Policies and Limitations.” Information concerning Kaufmann Fund shares, as compared to shares of Mid Cap Fund, is included in this Prospectus/Proxy Statement in the section entitled “Summary – Comparative Fee Tables” and “Information About the Reorganization – Description of Kaufmann Fund’s Share Class and Capitalization.”

           This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before voting on the Reorganization. This Prospectus/ Proxy Statement is accompanied by the Prospectus of Kaufmann Fund, dated April 30, 2009, which is incorporated herein by reference. The Statement of Additional Information dated January 19, 2010 relating to this Prospectus/Proxy Statement, contains additional information and has been filed by Kaufmann Fund with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Proxy Statement):

1.           Statement of Additional Information for Kaufmann Fund, dated April 30, 2009;

2.           Annual Report for Mid Cap Fund dated December 31, 2008;

3.           Annual Report for Kaufmann Fund dated December 31, 2008;

4.           Semi-Annual Report for Mid Cap Fund dated June 30, 2009; and

5.           Semi-Annual Report for Kaufmann Fund dated June 30, 2009.

Copies of these materials and other information about Kaufmann Fund and Mid Cap Fund may be obtained without charge by writing or by calling Kaufmann Fund  at the address and telephone number shown on the previous pages.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

           THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE USED SOLELY AS AN INVESTMENT VEHICLE FOR  SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OFFERING VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES. THE GENERAL PUBLIC HAS ACCESS TO THE FUNDS ONLY BY PURCHASING A VARIABLE ANNUITY CONTRACT OR VARIABLE LIFE INSURANCE POLICY (THUS BECOMING A CONTRACT OWNER). SHARES ARE NOT SOLD DIRECTLY TO THE GENERAL PUBLIC.  SHARES ARE NOT SOLD ON A NATIONAL SECURITY EXCHANGE.

TABLE OF CONTENTS

                      Page

SUMMARY

REASONS FOR THE PROPOSED REORGANIZATION

TAX CONSEQUENCES

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

INVESTMENT POLICIES

COMPARATIVE FEE TABLES

COMPARISON OF POTENTIAL RISKS AND REWARDS:  PERFORMANCE INFORMATION

FINANCIAL HIGHLIGHTS

INVESTMENT ADVISER

ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION; AND MIXED AND SHARED FUNDING

INFORMATION ABOUT THE REORGANIZATION

DESCRIPTION OF THE PLAN OF REORGANIZATION

DESCRIPTION OF KAUFMANN FUND’S SHARE AND CAPITALIZATION

FEDERAL TAX CONSEQUENCES

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

INFORMATION ABOUT KAUFMANN FUND AND MID CAP FUND

WHERE TO FIND ADDITIONAL INFORMATION

LEGAL PROCEEDINGS-MID CAP FUND AND KAUFMANN FUND

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

SHARE OWNERSHIP OF THE FUNDS

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

FORM OF AGREEMENT AND PLAN OF REORGANIZATION (EXHIBIT A)

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (EXHIBIT B)

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated herein by reference into this Prospectus/Proxy Statement.  A form of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.  A copy of the prospectus for the Kaufmann Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

The Reorganization is being proposed to shareholders of Mid Cap Fund primarily because, in the opinion of Federated Securities Corp (“FSC”), the distributor of both Funds, Mid Cap Fund is no longer economically viable.  Mid Cap Fund, which was initially launched in September 1995, has experienced a diminution of its net asset size from a peak of $177.1 million in March 2000 to $16.3 million as of October 31, 2009, which includes a decrease in asset size of $0.6 million from January 1, 2009 through October 31, 2009.  This decrease in asset size has diminished Mid Cap Fund’s ability to diversify its portfolio holdings and take advantage of economies of scale.  FSC believes that the Mid Cap Fund shareholders would benefit from becoming shareholders of Kaufmann Fund, whose total net assets were $146.7 as of October 31, 2009, and which has experienced an increase in net assets of $53 from January 1, 2009 through October 31, 2009.  In addition, as described below, the one-, three- and five-year performance record of Kaufmann Fund is superior to Mid Cap Fund’s performance record over the same periods (although Mid Cap Fund’s performance record from January 1, 2009 to October 31, 2009 exceeds that of Kaufmann Fund, and it should be noted that past performance of a Fund is no guarantee of its future results).

The Board has voted to recommend to holders of shares of Mid Cap Fund the approval of the Plan, pursuant to which Kaufmann Fund would acquire all of the assets of Mid Cap Fund in exchange for Primary Shares of Kaufmann Fund (the “Exchange”).  Immediately following the Exchange, Mid Cap Fund will distribute Primary Shares of Kaufmann Fund pro rata to holders of Mid Cap Fund shares in complete liquidation and termination of Mid Cap Fund.  As a result of the Reorganization, each holder of Mid Cap Fund’s shares will become the owner of Kaufmann Fund’s Primary Shares having a total net asset value (“NAV”) equal to the total NAV of his or her holdings of Mid Cap Fund on the date of the Reorganization.  Following the Reorganization, the Trust will amend the Declaration of Trust to remove Mid Cap Fund as a series of the Trust.

In considering the Proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of Mid Cap Fund’s and Kaufmann Fund’s investment objectives, policies and limitations; (2) the greater long-term viability of Kaufmann Fund based on its asset size versus that of Mid Cap Fund; (3) that the Reorganization will not result in recognition of any gain or loss for federal income tax purposes either to Mid Cap Fund or Kaufmann fund or to shareholders of either Fund; (4) that while the gross expenses, and net expenses after waiver, of Kaufmann Fund are higher than those of Mid Cap Fund, the better performance and greater viability of Kaufmann Fund outweigh the increase in expenses which Mid Cap Fund’s shareholders may incur; (5) the one-, three- and five-year performance record of Kaufmann Fund is superior to Mid Cap Fund’s performance record over the same period (although Mid Cap Fund’s performance record from January 1, 2009 through October 31, 2009 exceeds that of Kaufmann Fund); (6) all fees and expenses incurred by the Funds as a result of the Reorganization shall have been or when due will be paid in full by FSC or its affiliates; and (7) the shareholders of Mid Cap Fund will not incur a sales charge to acquire shares of the Acquiring Fund as a result of the Reorganization.

The Board likewise approved the Reorganization on behalf of Kaufmann Fund.  Pursuant to Rule 17a-8 under the Investment Company Act of 1940 (“1940 Act”), the Trustees, including a majority of the Trustees who were not “interested persons,” determined that the Reorganization is in the best interest of both Funds and their respective and its shareholders, and that the interests of existing Mid Cap Fund and Kaufmann Fund shareholders would not be diluted as a result of the Reorganization.

Tax Consequences

For a discussion of the tax consequences of variable life or annuity contracts, shareholders of the Funds (and holders of the contracts) should refer to the prospectuses or other documents they received when they purchased their variable life or variable annuity contracts.  Variable life and variable annuity contracts purchased through insurance company separate accounts generally provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability for the contract holder.  Accordingly, any gain realized by a shareholder as a result of the Reorganization which would otherwise be subject to federal income tax, would not be subject to such current tax.

THE BOARD OF TRUSTEES OF MID CAP FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

This section will help you compare the investment objectives, policies and risks for Mid Cap Fund with Kaufmann Fund. Please be aware that this is only a brief discussion. More complete information may be found in Kaufmann Fund’s and Mid Cap Fund’s prospectuses.

The investment objective of both Funds is capital appreciation.

In addition, each Fund invests primarily in growth-oriented stocks of mid-cap companies (in the case of Mid Cap Fund) and mid-cap and small-cap companies (in the case of Kaufmann Fund) of domestic companies, and each Fund may also invest a portion of its assets in foreign securities. Kaufmann Fund may invest up to 30% of it assets in foreign securities and may emphasize investment in a particular country (or countries) which may subject Kaufmann Fund to greater risks than if Kaufmann Fund’s foreign security exposure were diversified over a greater number of countries.  A portion of Kaufmann Fund’s foreign securities holdings may be in emerging market countries, which exposes the Fund to “emerging market risks.” In addition, because Kaufmann Fund may invest in “small-cap” companies (and Mid Cap may not), Kaufmann Fund may be subject to “risks related to company size” to a greater extent than is Mid Cap Fund.

Kaufmann Fund may loan up to 30% of it assets in the form of its portfolio securities to unaffiliated borrowers to generate additional income, which subjects the Fund to “interest rate risks,” “credit risks” and “leverage risks.” In addition, Kaufmann Fund may invest up to 15% of its assets in illiquid securities, which subjects Kaufmann Fund to “liquidity risks”. Kaufmann Fund also may invest in exchange traded funds, which subject it to “credit risk.” Mid Cap Fund, by contrast, may not, as a primary strategy, engage in securities lending, or invest in illiquid securities or exchange-traded funds.

Both Funds may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Funds may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid. Additionally, by way of example, the Funds may use derivative contracts in an attempt to:

•	Obtain premiums from the sale of derivative contracts;

•	Realize gains from trading a derivative contract; or

•	Hedge against potential losses.

There can be no assurance that the Funds’ use of derivative contracts or hybrid instruments will work as intended.

Derivative contracts may involve “stock market risks,” “interest rate risk,” “credit risk,” “currency risk,” “liquidity risk” and “leverage risk,” as well as “risks of investing in derivative contracts and hybrid instruments.”

Because Mid Cap Fund and Kaufmann Fund have the same investment objective and similar investment policies, their principal risks will be similar. All mutual funds take investment risks. The shares offered by the Funds are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. The following summarizes some of the more significant risk factors relating to both Funds.

•	Stock Market Risks. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•
Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

•
Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•
Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.

•	Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.

•
Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.

•
Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.

•
Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

•
Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.

Since Kaufmann Fund also invests in emerging markets, it is also subject to the following risk:

•
Emerging Markets Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economics.

Since Kaufmann Fund invests in exchange traded funds it is also subject to the following risks:

•
Credit Risks. Credit risk includes the possibility that a party to a transaction will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

•	Leverage Risks. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.

•	Interest Rate Risks. Prices of fixed-income securities will generally fall when interest rates rise.

•
Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

A full discussion of the risks inherent in the investment in Kaufmann Fund and Mid Cap Fund, respectively, is set forth in Kaufmann Fund’s prospectus (which accompanies this Prospectus/Proxy Statement) and the Statement of Additional Information, each dated April 30, 2009, and Mid Cap Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2009, each of which is incorporated by reference.

INVESTMENT POLICIES – KAUFMANN FUND AND MID CAP FUND
Each Fund has fundamental investment limitations which may not be changed without shareholder approval. With three exceptions, the fundamental limitations of the two Funds are identical, and in the case of each of these three exceptions, there are no substantive differences in the limitations.

The following table compares the fundamental and non-fundamental investment limitations of Mid Cap Fund and Kaufmann Fund:

INVESTMENT LIMITATIONS
Mid Cap Fund	Kaufmann Fund
Diversification of Investments (fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification of Investments (fundamental) Same.
Borrowing Money and Issuing Senior Securities (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Borrowing Money and Issuing Senior Securities (fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Investing in Real Estate (fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (fundamental) Same.
Investing in Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
Investing in Commodities (fundamental)
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.  For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investment in commodities.

Underwriting (fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (fundamental) Same.
Lending (fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending (fundamental) Same.
Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.  For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.  Government securities and municipal securities will not be deemed to constitute an industry.

Illiquid Securities (non-fundamental)
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

Illiquid Securities (non-fundamental) Same.
Purchases on Margin (non-fundamental)
The Fund will not purchase securities on margin, provided that he Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, of and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments. .

Purchases on Margin (non-fundamental) Same.
Pledging Assets (non-fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets (non-fundamental) Same.

Comparative Fee Tables

Like all mutual funds, Kaufmann Fund and Mid Cap Fund incur certain expenses in their operations.  These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.  These tables do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.  Set forth in the tables below is information regarding the fees and expenses currently incurred by Mid Cap Fund and Kaufmann Fund and pro forma fees for Kaufmann Fund after giving effect to the Reorganization.

FEES AND EXPENSES
This table describes (1) the actual fees and expenses that you may pay if you buy and hold Shares of Federated Mid Cap Growth Strategies Fund II as of its most recent Prospectus dated April 30, 2009; (2) the actual fees and expenses that you may pay if you buy and hold Shares of Federated Kaufmann Fund II as of its most recent Prospectus dated April 30, 2009; and  (3)  the proforma fees and expenses of Shares of Federated Kaufmann Fund II on a combined basis after giving effect to the Reorganization (as if the Reorganization had occurred on the first day of the fiscal year).

Shareholder Fees	Federated Mid Cap Growth Strategies Fund II	Federated Kaufmann Fund II Primary Shares	Federated Kaufmann Fund II Primary Shares Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A	N/A	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A	N/A	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A	N/A	N/A
Exchange Fee	N/A	N/A	N/A

Annual Fund Operating Expenses (Before Waivers and Reductions)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%2	1.43%3	1.43%3
Distribution (12b-1) Fee	None	0.25%4	0.25%4
Other Expenses	1.30%5	0.74%6	0.64%6
Acquired Fund Fees and Expenses7	0.01%	0.00%	0.00%
Total Direct and Acquired Annual Fund Operating Expenses	2.06%	2.42%	2.32%

1 With respect to Federated Mid Cap Growth Strategies Fund II, Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined, the percentages are based on actual expenses for the entire fiscal year ended December 31, 2008.  However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  With respect to Federated Mid Cap Growth Strategies Fund II, although not contractually obligated to do so, the Adviser and administrator waived and/or reimbursed certain amounts.  Additionally, the administrative services provider did not charge its fee.  These are shown below along with the net expenses Federated Mid Cap Growth Strategies Fund II actually paid for the fiscal year ended December 31, 2008.  With respect to Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined, although not contractually obligated to do so, the Adviser and administrator waived certain amounts.  Additionally, the distributor and administrative services provider did not charge their fee.  These are shown below along with the net expenses Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined actually paid for the fiscal year ended December 31, 2008.

Total Waivers and Reductions of Fund Expenses	0.77%	0.89%	0.79%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	1.29%	1.53%	1.53%
2   With respect to Federated Mid Cap Growth Strategies Fund II, the Adviser voluntarily waived a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by the Federated Mid Cap Growth Strategies Fund II (after the voluntary waiver) was 0.32% for the fiscal year ended December 31, 2008.

3With respect to Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined, the Adviser voluntarily waived a portion of the management fee.  The Adviser can terminate this voluntary waiver at any time.  The management fee paid by Federated Kaufmann Fund II (after the voluntary waiver) was 1.07% and 1.17%, respectively for the fiscal year ended December 31, 2008.

4   With respect to Federated Kaufmann Fund II, the Fund did not pay or accrue the distribution (12b-1) fee for the Primary Shares during the fiscal year ended December 31, 2008.  The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2009.

5  With respect to Federated Mid Cap Growth Strategies Fund II, includes an administrative services fee which is used to compensate insurance companies for shareholder services. Please see “Payments to Financial Intermediaries” herein.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  In addition, the administrative services provider did not charge, and therefore the Fund did not accrue, a portion of its fee.  This reduction can be terminated at any time.  Total other expenses paid by Federated Mid Cap Growth Strategies Fund (after the voluntary waiver and reduction) were 0.96% for the fiscal year ended December 31, 2008.

6With respect to Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined, includes an administrative services fee which is used to compensate insurance companies for shareholder services. Please see “Payments to Financial Intermediaries” herein.  The administrator voluntarily waived a portion of its fee.  The administrator can terminate this voluntary waiver at any time.  In addition, the administrative services provider did not charge, and therefore the Fund’s Primary Shares did not accrue, a portion of its fee.  This reduction can be terminated at any time.  Total other expenses paid by the Primary Shares of Federated Kaufmann Fund II and Federated Kaufmann Fund II Pro Forma Combined (after the voluntary waiver and reduction) were 0.46% and 0.0.36%, respectively, for the fiscal year ended December 31, 2008.

7    With respect to Federated Mid Cap Growth Strategies Fund II, the Fund’s shareholders indirectly bear the expenses of the acquired funds which the Fund invests.  The Fund’s indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ended December 31, 2008.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

Example

This example is intended to help you compare the cost of investing in the indicated Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses are before waivers and reductions as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Federated Mid Cap Growth Strategies Fund II Shares	$209	$646	$1,108	$2,390

Federated Kaufmann Fund II, Primary Shares	$245	$755	$1,291	$2,756

Federated Kaufmann Fund II,Primary Shares Pro Forma Combined	$235	$724	$1,240	$2,656

Comparison of Potential Risks and Rewards; Performance Information

The bar charts and tables below compare the potential risks and rewards of investing in the Mid Cap Fund and the Kaufmann Fund. The bar charts provide an indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year. The total returns shown in the bar charts are based upon NAV. The tables show how each Fund’s average annual total returns for the one year, five years and ten years (or start of performance). The figures assume reinvestments of dividends and distributions.

MID CAP FUND

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

The “y” axis reflects the “% of Total Return” beginning with -60% and increasing in increments of 20% up to 80%. The “x” axis represents calculation periods from 1999 through the calendar year ended 2008. The light gray shaded chart features 10 distinct vertical bars, each shaded in black, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Mid Cap Fund is stated at the top of each respective bar for calendar years ended 1999 through 2008. The percentages noted are 72.42%, -19.91%, -22.38%, -26.35%, 40.08%, 15.43%, 12.70%, 8.23%, 18.02% and -43.49%.

The Fund’s Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the nine-month period from January 1, 2009 to September 30, 2009 was 26.45%.

Within the periods shown in the bar chart, the Fund’s highest quarterly return was 42.11% (quarter ended December 31, 1999). Its lowest quarterly return was (25.54)% (quarter ended December 31, 2008).

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Russell Midcap Growth Index (RMGI), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the Period Ended December 31, 2008)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	(43.49)%	(1.25)%	0.38%
RMGI	(44.32)%	(2.33)%	(0.19)%

KAUFMANN FUND

Risk/Return Bar Chart and Table

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Primary Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance is no guarantee of future results.

The “y” axis reflects the “% of Total Return” beginning with -50% and increasing in increments of 10% up to 50%. The “x” axis represents calculation periods from the earliest full calendar year end of Kaufmann Fund through the calendar year ended 2008. The light gray shaded chart features 6 distinct vertical bars, each shaded in black, and each visually representing by height the total return percentages for the calendar year. The calculated total return percentage for the Kaufmann Fund is stated at the top of each respective bar for calendar years ended 2003 through 2008. The percentages noted are 39.71%, 14.66%, 11.24%, 14.88%, 21.04%, and -41.79%.

The Fund’s Primary Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value and do not reflect the charges and expenses of a variable annuity or variable life insurance contract. If contract charges or fees had been included, the returns shown would have been lower.

The Fund’s Primary Shares total return for the nine-month period from January 1, 2009 to September 30, 2009 was 24.69%.

Within the periods shown in the bar chart, the Fund’s Primary Shares highest quarterly return was 23.90% (quarter ended June 30, 2003). Its lowest quarterly return was (22.83)% (quarter ended December 31, 2008).

Average Annual Total Return Table

Return Before Taxes is shown. The table also shows returns for the Russell Mid-Cap Growth Index (RMGI), a broad based market index and the Lipper Variable Underlying Funds Mid-Cap Growth Average (LMCGA). RMGI returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. LMCGA returns do not reflect sales charges. However, total returns of the LMCGA are reported net of expenses or other fees the SEC requires to be reflected in a Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

(For the Period Ended December 31, 2008)

FUND:	1 Year	5 Year	Start of Performance1
Return Before Taxes	(41.79)%	0.64%	2.47%
RMGI	(44.32)%	(2.33)%	(0.16)%
LMCGA	(45.46)%	(3.06)%	(1.77)%

1The Fund’s Primary Shares start of performance date was April 30, 2002.

Management’s Discussion of Fund Performance

Attached as Exhibit B to the prospectus/proxy statement is Management’s Discussion of Fund Performance and a line graph showing performance for the most recent fiscal year of Mid Cap Fund and Kaufmann Fund.

Financial Highlights

The financial highlight tables are intended to help you understand each Fund’s financial performance for the past five fiscal years. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees or expenses. If such fees were imposed, performance would be lower. The financial information for Mid Cap Fund has been audited by KPMG LLP, an independent registered public accounting firm.  Financial information for Kaufmann Fund for the fiscal years ended December 31, 2008, 2007 and 2006 has also been audited by KPMG LLP. The information for prior years was audited by another independent registered public accounting firm, which issued an unqualified opinion.

Federated Mid Cap Growth Strategies Fund II

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	1	2005		2004
Net Asset Value, Beginning of Period	$12.74		$30.26		$25.64		$23.69		$21.02		$18.22
Income From Investment Operations:
Net investment income (loss)	0.00	2	(0.07	)3	(0.18	)3	(0.14	)3	—		—
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35		(10.47)		4.80		2.09		2.67		2.80
TOTAL FROM INVESTMENT OPERATIONS	1.35		(10.54)		4.62		1.95		2.67		2.80
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	—		(6.98)		—		—		—		—
Net Asset Value, End of Period	$14.09		$12.74		$30.26		$25.64		$23.69		$21.02
Total Return4	10.60%		(43.49)%		18.02%		8.23%		12.70%		15.37%

Ratios to Average Net Assets:
Net expenses	1.28	%5,6	1.28	%6	1.28	%6	1.27	%6	1.22	%6	1.17	%6
Net investment income (loss)	0.03	%5	(0.34)%		(0.64)%		(0.56)%		(0.49)%		(0.42)%
Expense waiver/reimbursement7	1.44	%5	0.54%		0.11%		0.04%		0.04%		0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,524		$16,922		$40,258		$46,134		$56,879		$62,563
Portfolio turnover	115%		216%		119%		116%		132%		148%
1Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2Represents less than $0.01.

3Per share numbers have been calculated using the average shares method.

4Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

5Computed on an annualized basis.

6The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.20%, 1.27%, 1.28%, 1.26%, 1.20% and 1.16% for the six months ended June 30, 2009 and for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

7This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Kaufmann Fund II

Financial Highlights—Primary Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007		2006	1	2005		2004
Net Asset Value, Beginning of Period	$9.80		$18.82		$16.46		$14.52		$13.07		$11.40
Income From Investment Operations:
Net investment income (loss)	0.01		(0.02	)2	(0.03	)2	(0.06	)2	(0.07	)2	(0.07	)2
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	0.79		(7.27)		3.34		2.21		1.54		1.74
TOTAL FROM INVESTMENT OPERATIONS	0.80		(7.29)		3.31		2.15		1.47		1.67
Less Distributions:
Distributions from net investment income	—		(0.05)		—		—		—		—
Distributions from net realized gain on investments, written options and foreign currency transactions	—		(1.68)		(0.95)		(0.21)		(0.02)		(0.0007)
TOTAL DISTRIBUTIONS	—		(1.73)		(0.95)		(0.21)		(0.02)		(0.0007)
Net Asset Value, End of Period	$10.60		$9.80		$18.82		$16.46		$14.52		$13.07
Total Return3	8.16%		(41.79)%		21.04%		14.88%		11.24%		14.66%

Ratios to Average Net Assets:
Net expenses	1.53	%4,5	1.53	%5	1.53	%5	1.50%		1.50%		1.50%
Net investment income (loss)	0.05	%4	(0.14)%		(0.15)%		(0.40)%		(0.52)%		(0.63)%
Expense waiver/reimbursement6	0.38	%4	0.39%		0.32%		0.48%		0.51%		1.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,523		$37,588		$61,696		$34,937		$40,202		$17,940
Portfolio turnover	53%		71%		67%		58%		67%		77%

1Beginning with the year ended December 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2Per share numbers have been calculated using the average shares method.

3Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4Computed on an annualized basis.

5The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.53%, 1.53% and 1.53% for the six months ended June 30, 2009 and for the years ended December 31, 2008 and 2007, respectively, after taking into account these expense reductions.

6This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements.

Investment Adviser

The Board governs both Mid Cap Fund and Kaufmann Fund. The Board selects and oversees Federated Equity Management Company of Pennsylvania (the “Adviser”), which is the Adviser for both Mid Cap Fund and Kaufmann Fund. The Adviser manages Mid Cap Fund’s assets and Kaufmann Fund’s assets, including buying and selling portfolio securities.   Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some of Kaufmann Fund assets to the Sub-Adviser, Federated Global Investment Management Corp., which is paid by the Adviser and not by Kaufmann Fund, based on the portion of foreign securities the Sub-Adviser manages. The Sub-Adviser’s address is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943.

The Adviser, Sub-Adviser and other subsidiaries of Federated Investors, Inc. (“Federated”) advise approximately 149 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles and customized separately managed accounts, which totaled approximately $407 billion in assets as of December 31, 2008. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,380 employees. Federated provides investment products to over 5,300 investment professionals and institutions.

Portfolio Manager Information

Mid Cap Fund

The following individual serves as the portfolio manager for Mid Cap Fund:

David W. Cook

David W. Cook has been the Fund’s Portfolio Manager since July 2006. Mr. Cook joined Federated in 2001 and is a Vice President of the Fund’s Adviser. Mr. Cook was a Senior Investment Analyst responsible for research and support in the health care sector. From 1999 to 2001, he served as a senior analyst for Founders Asset Management. Mr. Cook is a Chartered Financial Analyst. He received his M.B.A. from Case Western University.

Kaufmann Fund

Kaufmann Fund is managed by an investment team under the leadership of Lawrence Auriana and Hans P. Utsch, Co-Heads of Investments/Federated Kaufmann.

Lawrence Auriana

Lawrence Auriana has been the Fund’s Portfolio Manager since April 2002. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been the Fund’s Portfolio Manager since April 2002. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Jonathan Art

Jonathan Art has been a Portfolio Manager of the Fund since October 2003. Mr. Art focuses on security selection with particular emphasis in the Technology sector. Mr. Art was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Art earned a B.E.S. in Mathematical Sciences from The Johns Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

Mark Bauknight

Mark Bauknight has been a Portfolio Manager of the Fund since October 2003. Mr. Bauknight focuses on security selection with particular emphasis in the Financials sector. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Bauknight earned a B.A. in Economics and a B.A. in Political Science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

Jonathan E. Gold

Jonathan E. Gold has been a Portfolio Manager of the Fund since June 2008. Mr. Gold focuses on security selection with particular emphasis in the international markets. Mr. Gold joined Federated in November 2004 and has been a Senior Investment Analyst with the Fund’s adviser since that time. Mr. Gold was a Managing Director with Amphion Capital (and its predecessors) from December 1996 to November 2004. Prior to 1996, he held positions with James D. Wolfensohn Inc. and Prudential Realty Group. Mr. Gold earned both his Bachelor of Science and Masters of Business Administration degrees in Finance from the Leonard N. Stern School of Business, New York University.

John Leibee

John Leibee has been a Portfolio Manager of the Fund since June 2008. Mr. Leibee focuses on security selection with particular emphasis in the Industrials sector. Mr. Leibee joined Federated in May 2008 as a Portfolio Manager. He served as Managing Director, Equity Capital Markets, at Citigroup Global Markets from June 1983 to June 2005. He also worked at Ospraie Management, LLC from January 2007 to June 2007. He holds a Bachelor of Science Degree from the University of Delaware and a Masters of Business Administration degree from Duke University.

Advisory Fees, Service Fees, Shareholder Fees and Other Expenses

Investment Advisory Fees

           The annual investment advisory fee for Mid Cap Fund is 0.75% of Mid Cap Fund’s average daily net assets.   The Adviser may voluntarily choose to waive a portion of its advisory fee or reimburse Mid Cap Fund for certain operating expenses.  This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion.  A discussion of the review of the Mid Cap Fund advisory contract by the Federated Board is available in Mid Cap Fund Semi Annual Report dated June 30, 2009.

The annual investment advisory fee for Kaufmann Fund is 1.425% of Kaufmann Fund’s average daily net assets.  The Adviser may voluntarily choose to waive a portion of its advisory fee or reimburse Kaufmann Fund for certain operating expenses.  This voluntary waiver or reimbursement may be terminated by the Adviser at any time in its sole discretion.  A discussion of the review of the Kaufmann Fund advisory contract by the Federated Board is available in the Kaufmann Fund Semi Annual Report dated June 30, 2009.

Administrative Fees

Federated Administrative Services (“FAS”), an affiliate of the Adviser, serves as administrator to both Mid Cap Fund and Kaufmann Fund and provides certain administrative personnel and services as necessary.  FAS provides these services at an annual rate based on the average aggregate daily net assets of Mid Cap Fund and Kaufmann Fund and most of the other Federated funds advised by the Advisers or their affiliates.  The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily net assets to 0.075% on assets over $20 billion. FAS’ minimum annual administrative fee with respect to each Fund is $150,000 per portfolio and $40,000 per each additional class of shares.  FAS may choose voluntarily to waive a portion of its fee.

FAS also provides certain accounting and recordkeeping services with respect to the both the Mid Cap Fund and Kaufmann Fund portfolio investments for a fee based on each Fund’s assets plus out-of-pocket expenses.

Rule 12b-1 Fees

Kaufmann Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to FSC for the sale, distribution, administration and customer servicing of the fund’s Primary shares.

When FSC receives Rule 12b-1 fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

Administrative Service Fees

Each Fund may pay Administrative Service Fees of up to 25% of average net assets to insurance companies for providing services to shareholders and maintaining shareholder accounts.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS INFORMATION; MIXED AND SHARED FUNDING

The transfer agent and dividend-disbursing agent for each Fund is State Street Bank and Trust Company (“State Street Bank”). Services provided by State Street Bank include the issuance, cancellation and transfer of shares, and the maintenance of records regarding the ownership of such shares.

Reference is made to the Prospectus of each Fund dated April 30, 2009, each of which is incorporated herein by reference, for a description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of each Fund.  These procedures are identical to one another.  For a complete description of purchase, redemption and exchange procedures, contract holders should refer to the contract prospectuses.

Purchase and Redemption and Exchange Procedures

The shares offered by the each Fund are used as the investment vehicle for separate accounts of participating insurance companies offering variable annuity contracts and variable life insurance policies. The general public has access to the Funds only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares of the Funds are not sold directly to the general public.

Purchase and redemption orders for the Funds must be received by your participating insurance company by 4:00 p.m. (Eastern time). The purchase order will be processed at the NAV calculated on that day if the Fund receives from the participating insurance company your order in accordance with requirements of the Fund’s Participation Agreement among the Fund, the Distributor and your participating insurance company. The Funds reserve the right to reject any purchase order.

Dividends and Distributions

Each Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

Tax Information

Each Fund intends to comply with variable asset diversification regulations. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as annuity, endowment or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Frequent Trading

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Funds as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short- term or cash positions to support redemptions) and increase brokerage and administrative costs. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated.

The Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Funds’ shares.  These policies and procedures are identical for both Funds and are described in each Fund’s prospectus and incorporated herein by reference.

Portfolio Holdings Disclosure Policies

The Board has approved policies and procedures with respect to the disclosure of its portfolio securities.  These policies and procedures are identical for both Funds and are described in each Fund’s prospectus and incorporated herein by reference.

Mixed Funding and Shared Funding

The practice of using shares as investments for both variable annuity contracts and variable life insurance policies is called “mixed funding.” The practice of using shares as investments by separate accounts of unaffiliated life insurance companies is called “shared funding.”

The Funds do engage in mixed funding and shared funding. Although the Funds do not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the Board will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in a Fund.

INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or after March 12, 2010.  On the Closing Date, all of the assets (except for deferred or prepaid expenses which are not expected to be material) of Mid Cap Fund will be transferred to Kaufmann Fund.  In exchange for the transfer of these assets, Kaufmann Fund will simultaneously issue to Mid Cap Fund a number of full and fractional Primary Shares of Kaufmann Fund equal in value to the aggregate NAV of Mid Cap Fund calculated as of 4:00 p.m. on the Closing Date.

The value of Mid Cap Fund’s assets to be acquired by Kaufmann Fund shall be the value of such assets at the Closing Date of the Reorganization using the valuation procedures set forth in Kaufmann Fund’s Declaration of Trust and its current Prospectuses and SAI, or such other valuation procedures as Mid Cap Fund and Kaufmann Fund shall mutually agree. The Funds’ valuation procedures are identical. Consequently, the use of Kaufmann Fund’s valuation procedures will not result in a revaluation of Mid Cap Fund’s assets at the time of the Reorganization. Equity securities listed on a U.S. securities exchange or traded through the U.S. national market system are valued at their last reported sale price or official closing price in their principal exchange or market. Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.  Over-the-counter derivative contracts are fair valued using price evaluations provided by various pricing services approved by the Board. Shares of other mutual funds are valued based upon their reported NAVs. The prospectuses for the Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. If a Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers.  If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the Fund’s fair valuation procedures described in the Funds’ Prospectuses and Statement of Additional Information.

Prior to the Reorganization, Mid Cap Fund will discharge all of its liabilities and obligations as provided in the Plan. Following the transfer of its assets in exchange for Primary Shares of Kaufmann Fund, Mid Cap Fund will distribute Primary Shares of Kaufmann Fund pro rata to shareholders of record of Mid Cap Fund in complete liquidation of Mid Cap Fund.  Shareholders of Mid Cap Fund owning shares on the Closing Date of the Reorganization will receive that number of Primary Shares of Kaufmann Fund which have the same aggregate value as the shareholder held in Mid Cap Fund immediately before the Reorganization.  This distribution will be accomplished by the establishment of accounts in the names of Mid Cap Fund’s shareholders on the share records of Kaufmann Fund’s transfer agent.  Kaufmann Fund does not issue share certificates to shareholders. Following the consummation of the Reorganization, Mid Cap Fund will terminate its existence. The transfer of shareholder accounts from Mid Cap Fund to the Kaufmann Fund will occur automatically.  It is not necessary for Mid Cap Fund shareholders to take any action to effect the transfer.

Please do not attempt to make the transfer yourself.  If you do so, you may disrupt the management of the Funds’ portfolios, and you may incur sales charges that you would not incur in the Reorganization.

The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things, approval of the Reorganization by Mid Cap Fund’s shareholders.  The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of either Fund determines that the Reorganization is not in the best interest of the shareholders of Mid Cap Fund or Kaufmann Fund, respectively.

Costs of Reorganizations

The expenses of the Reorganization will be borne by the Adviser or its affiliates provided, however, that Kaufmann Fund shall bear expenses associated with the qualification of Kaufmann Fund shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.  Any brokerage charges associated with the purchase or disposition of portfolio securities by Mid Cap Fund prior to the Reorganization will be borne by Mid Cap Fund.

The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a form of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of Kaufmann Fund’s Primary Share Class and Capitalization

Primary Shares of Kaufmann Fund to be issued to shareholders of Mid Cap Fund under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the prospectus of Kaufmann Fund provided herewith for additional information about shares of Kaufmann Fund.

The following table sets forth the unaudited capitalization of Mid Cap Fund into Kaufmann Fund’s Primary Shares as of June 30, 2009, and on a pro forma combined basis after giving effect to the reorganization as of that date.

Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated Mid Cap Growth Strategies Fund II	$16,524,180	1,172,400	$14.09
Share Adjustments		386,485
Federated Kaufmann Fund II – Primary Shares	$31,523,085	2,975,239	$10.60
Federated Kaufmann Fund II, Pro Forma Combined – Primary Shares	$48,047,265	4,534,124	$10.60
* Does not reflect additional $74,397,881 assets of Kaufmann Fund represented by another share class.

Federal Tax Consequences

For a discussion of the tax consequences of variable life or annuity contracts, shareholders of the Funds should refer to the prospectuses or other documents they received when they purchased their variable life or variable annuity contracts.  Variable life and variable annuity contracts purchased through insurance company separate accounts generally provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability for the contract holder.  Accordingly, any gain realized by a shareholder as a result of the Reorganization which would otherwise be subject to federal income tax, would not be subject to such current tax.

Shareholders of Mid Cap Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

Comparative Information on Shareholders Rights

Both Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. Both Funds are portfolios of the Trust, which was established under the laws of the Commonwealth of Massachusetts. Because both Funds are both portfolios of the same Trust, the rights of the stockholders of the two Fund’s relating to voting, distributions and redemption are identical. The chart below describes your rights as a shareholder of the Trust.

CATEGORY	SHAREHOLDER RIGHTS
Preemptive Rights	None
Preferences	None
Appraisal Rights	None
Conversion Rights	None
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the Funds’ prospectuses)	None
Annual Meetings	None
Right to Call Shareholder Meetings
Shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of the outstanding shares of all Fund and class entitled to vote. shareholders shall be entitled to at least fifteen days' notice of any meeting.

Notice of Meetings	Mailing such notice at least 7 days before meeting.
Record Date For Meetings	A period not exceeding ninety (90) days preceding the date of any meeting of shareholders of the Trust or any Fund or class.
Vote Required for Election of Trustees
Unless otherwise required by the 1940 Act, Massachusetts law, or any court or regulatory body of competent jurisdiction, or unless the Trustees determine otherwise, a Trustee shall be elected by the Trustees, and shareholders shall have no right to elect Trustees.
A plurality of the votes cast shall elect a Trustee.

Adjournment of Meetings
If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened.

Removal of Trustees by Shareholders	A Trustee may be removed at any special meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares.
Personal Liability of Officers and Trustees
Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

Personal Liability of Shareholders
The Trustees, officers, employees or agents of the Trust shall have no power to bind any shareholder of any Fund or Class personally or to call upon such shareholder for the payment of any sum of money or assessment whatsoever, other than such as the shareholder may at any time agree to pay by way of subscription for any shares or otherwise.
No shareholder or former shareholder of any Fund or Class shall be liable solely by reason of his being or having been a shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against or with respect to the Trust or any Fund or Class arising out of any action taken or omitted for or on behalf of the Trust or such Fund or Class, and the Trust or such Fund or Class shall be solely liable therefore and resort shall be had solely to the property of the relevant Fund or Class of the Trust for the payment or performance thereof.

Rights of Inspection
The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each Fund shall be open to the inspection of the shareholder of the Fund; and no shareholder shall have any right of inspecting any account r book or document of the Trust except that, to the extent such account or book or document relates to the Fund in which he is a shareholder or the Trust generally, such shareholder shall have such right of inspection as conferred by laws or authorized by the Trustees or by resolution of the shareholders of the relevant Fund.

Number of Authorized Shares; Par Value	Shall at all times be divided into transferable shares, without par value.

INFORMATION ABOUT KAUFMANN FUND
AND MID CAP FUND

Where to Find Additional Information

Information about Mid Cap Fund is included in its Prospectus and SAI dated April 30, 2009, each of which is incorporated herein by reference. Information about Kaufmann Fund is included in its prospectus dated April 30, 2009, a copy of which accompanies this Prospectus/Proxy Statement and is incorporated herein by reference, and in its Statement of Additional Information dated April 30, 2009, which is incorporated herein by reference. Copies of the Statement of Additional Information of Kaufmann Fund, the prospectus and Statement of Additional Information of Mid Cap Fund and the Statement of Additional Information relating to this Prospectus/Proxy Statement dated January 19, 2010, all of which have been filed with the SEC, may be obtained without charge by contacting the Federated Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561. The prospectuses and Statements of Additional Information of Mid Cap Fund and Kaufmann Fund is available electronically at Federated’s website at FederatedInvestors.com.

The Trust, on behalf of each Fund, is subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith files reports and other information with the SEC.  Reports, proxy and information statements and other information filed by the Trust, on behalf of each Fund, can be obtained by calling or writing the Fund and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

Legal Proceedings –Mid Cap Fund and Kaufmann Fund

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company (“FIMC”), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators’ findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund’s directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund’s board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated’s announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated’s website at FederatedInvestors.com.

Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in each of the lawsuits described in the preceding two paragraphs. Federated and the Funds, and their respective counsel, have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

Proxies are being solicited by the Board of the Trust on behalf of the Trust’s portfolio, Mid Cap Fund. The proxies will be voted at the special meeting of shareholders of Mid Cap Fund to be held February 19, 2010, at 4000 Ericcson Drive, Warrendale, PA 15086-7561 at 2:00 p.m. (Eastern time) (such special meeting and any adjournment or postponement thereof are referred to as the “Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser or its affiliates. _________ has been retained to assist in the solicitation of the proxies and it is estimated will receive approximately $_______ for its services. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Adviser or its affiliates or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholder after the fact. The Adviser may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about January 19, 2010 to shareholders of record at the close of business on December 11, 2009 (the “Record Date”).

Each Fund’s Annual Report, which includes audited financial statements for the fiscal year ended December 31, 2008, was previously mailed to shareholders of the Fund.  Each Fund’s Semi-Annual Report, which includes unaudited financial statements for the six months ended June 30, 2009, was previously mailed to shareholders of the Fund.

Each Fund will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its Annual Report and/or Semi-Annual Report.  Requests for Annual Reports and/or Semi-Annual Reports for a Fund may be made by writing to the Fund’s principal executive offices or by calling the toll-free telephone number, 1-800-341-7400.  The principal executive office for both Funds is located at Federated Investors Funds, 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561.  The reports are also available electronically at Federated’s website at FederatedInvestors.com.

Proxies, Quorum and Voting at the Special Meeting

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting.  Each share of Mid Cap Fund is entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of Kaufmann Fund are not being solicited since their approval is not required in order to effect the Reorganization.

Insurance company separate accounts, as shareholders of Mid Cap Fund, will request voting instructions from the owners of variable life insurance policies and variable annuity contracts (“Variable Contract Owners”) of the separate accounts, and will vote the accounts’ shares or other voting interests in Mid Cap Fund in proportion to the voting instructions received.  Each separate account is required to vote its shares of Mid Cap Fund in accordance with instructions received from Variable Contract Owners.  Each separate account is also required to vote shares of Mid Cap Fund held in each of its respective variable accounts for which no voting instructions have been received in the same proportion as the separate account votes shares held by variable accounts for which it has received instructions.  Shares held by an insurance company in its general account, if any, must be voted in the same proportions as the votes cast with respect to shares held in all of the insurance company’s variable accounts in the aggregate.  Variable Contract Owners are permitted to give instructions to Mid Cap Fund and the number of shares for which such instructions may be given for purposes of voting at the Special Meeting, and any adjournment thereof, will be determined as of the Record Date.  In connection with the solicitation of such instructions from Variable Contract Owners, it is expected that insurance companies will furnish a copy of this Prospectus/Proxy Statement to Variable Contract Owners.  Any Variable Contract Owner giving instructions will be advised by Mid Cap Fund concerning the means of providing voting instructions, and the timing or method of amending or revoking any instructions previously given.

Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust.  In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person.  All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Agreement and Plan of Reorganization in the attached Notice.

In order to hold the Special Meeting, a “quorum” of shareholders must be present.  Holders of more than fifty percent of the total number of outstanding shares of Mid Cap Fund entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Agreement and Plan or Reorganization and for the purpose of transacting any other business which may come before the meeting.  Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting shares” of Mid Cap Fund as defined in the 1940 Act.  This requires the affirmative of: (a) the holders of 67% or more of the outstanding voting securities present at the Special Meeting, if the holders of 50% or more of the outstanding voting securities of the Fund are present or represented by proxy; or (b) the vote of the holders of more than 50% of the outstanding voting securities.

Shares represented by a properly executed proxy will be voted in accordance with the instruction on the proxy, or of no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted.  For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of some of the proposals.

If a quorum is not present, the persons named as proxies may vote those proxies which have been received to adjourn the Special Meeting to a later date.  In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to such proposal.  All such adjournments will require the affirmative vote of a plurality of the shares present in person or by proxy at the session of the Special Meeting to be adjourned.  The persons named as proxies will vote AGAINST any such adjournment those proxies which they are required to vote against the proposal and will vote in FAVOR of the adjournment other proxies which they are authorized to vote.  A shareholder vote may be taken on other proposals in this Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Share Ownership of the Funds

Officers and Trustees of the Federated Trust own less than 1% of Mid Cap Fund’s and Kaufmann Fund's outstanding shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the_______ shares of Mid Cap Fund then outstanding: _____________

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the ___________ shares of Kaufmann Fund then outstanding: ___________

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

INTERESTS OF CERTAIN PERSONS

 The Adviser is a subsidiary of Federated Investors ,Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as Trustees of the Trust.

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

Mid Cap Fund is not required, and does not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Insurance Series, Federated Investors Funds 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting.

No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Mid Cap Fund.

SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

By Order of the Board of Trustees,

John W. McGonigle
Secretary

January 8, 2010

Exhibit A

Form of Reorganization Agreement

Exhibit B

Management's Discussion of Fund Performance (unaudited)

The fund's total return, based on net asset value, for the fiscal year ended December 31, 2008 was (43.49)%. The total return of the Russell Midcap Growth Index ("RMGI") 1 was (44.32)% for the same period. The fund's total return for the fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the RMGI.

MARKET OVERVIEW

Mid-cap growth stocks, as measured by the RMGI, declined significantly over the reporting period. Contrary to 2007, mid-cap growth stocks in 2008 did not perform as well as value stocks and underperformed the Standard & Poor's 500 Index 2 by 732 basis points.

The biggest issues affecting the markets over the past year were wide variations in energy prices as well as the sub-prime mortgage crisis, and how these and other economic factors negatively impacted the global economy.

FUND PERFORMANCE

For the reporting period, the fund's performance, compared to the RMGI, was aided by its overweight in Health Care and underweight in Utility stocks. Stock selection in Consumer Staples, Health Care and Financials, relative to those in the RMGI, also helped performance.

Individual stocks contributing to the fund's performance cut across a variety of sectors and included Peabody Energy Corp., a coal exploration, mining and production company, which contributed 46 basis points during the reporting period; Myriad Genetics, a healthcare company engaging in the development of molecular diagnostic and therapeutic products, which contributed 40 basis points during the period and Barr Pharmaceuticals, developer and marketer of proprietary pharmaceuticals, which contributed 37 basis points during the fiscal year.

The fund's relative performance was hurt by the stock selection in the Industrials and Information Technology sectors. Specific fund holdings that detracted from fund performance included MEMC Electronic Materials, a company that designs, manufactures and sells silicon wafers for the semiconductor industry; BE Aerospace, a manufacturer of cabin interior products for commercial aircraft; and Gamestop Corp., a retailer of video games products and personal computer entertainment software.

1 Russell Midcap® Growth Index measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.

GROWTH OF $10,000 INVESTED IN FEDERATED MID CAP GROWTH STRATEGIES FUND II

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Mid Cap Growth Strategies Fund II (the "Fund") from December 31, 1998 to December 31, 2008 compared to the Russell Midcap Growth Index (RMGI). 2

Average Annual Total Returns for the Period Ended 12/31/2008
1 Year	(43.49)%
5 Years	(1.25)%
10 Years	0.38%

The graphic Presentation displayed here consists of a line graph.  The corresponding components of the line graph are listed above.  The Mid Cap Fund is represented by a solid line.  The RMGI is represented by a line consisting of dots.  The line graph is a visual representation of a comparison of change in value of $10,000 hypothetical investment in the Mid Cap Fund and the RMGI.  The “x” axis reflects computation periods from December 31, 1998 to December 31, 2008.  The “y” axis reflects the cost of the investment.   The right margin reflects the ending value of the hypothetical investment in the Mid Cap Fund as compared to the RMGI.  The ending values were $10,383 and $9,816, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The RMGI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The fund's Primary Shares and Service Shares produced total returns of (41.79)% and (41.91)%, respectively, based on the net asset value for the 12-month reporting period ended December 31, 2008. The fund's benchmark, the Russell Midcap Growth Index 1 had a total return of (44.32)% for the reporting period and the Lipper Variable Underlying Funds Mid-Cap Growth Average 2 had a total return of (45.24)%.

MARKET OVERVIEW

The stock market as a whole was down significantly over the year with the Dow Jones Industrial Average 3 posting a loss of (31.93)%, the Standard & Poors 500 Index 4 losing (37.00)% and the Nasdaq Index 5 returning (39.98)%. The recession that began officially in December 2007 evolved from the bursting of a real estate bubble to a financial credit crisis deeply affecting the banking structure. This led to a series of unprecedented multibillion dollar government bailouts to banks, insurance companies and automobile manufacturers in crisis. The Federal Reserve Board cut the discount rate seven times, starting the year at 4.25% and ending the year in a range between 0% and 0.25%. Despite the negative news, there was some positive news by year-end including a drop in crude oil prices to $38 per barrel from a high of $148 in July and a cut of 30-year mortgage rates to a historic low of 5.1%.

FUND PERFORMANCE

The fund's outperformance versus its peers and benchmark was driven primarily by bottom-up stock selection. Six of the top ten contributing companies across multiple sectors each returned over 20% during the reporting period. Specifically, Philadelphia Consolidated (+55.2%), Jetblue Airways (+78.8%), Momenta Pharmaceuticals (+62.5%), NuCo2 Inc. (+20.6%), Delta Airlines (+21.8), and Annaly (+35.0%) all contributed strongly to performance. In addition, Cubist Pharmaceutical (+17.8%), Chimera Investment (-6.4%), Athenahealth (+59.0%) and Illumina (-12.1%) were also among the top ten contributing companies.

Eight of our ten laggard companies declined more than 55%. Specifically, MEMC Electronic Materials (-83.8%), Dresser-Rand Group (-55.0%), Potash Corp. (-66.5%), Dlf Limited (-82.7%) and Lee & Man Paper Manufacturing (-88.5%) all detracted from performance. Additional laggards included Lamar Advertising (-43.5%) and First Solar (-48.4%).

A higher than average level of cash during the year significantly helped performance. In addition, an overweight in the Healthcare sector and underweight in the Information Technology sector, relative to the benchmark, helped relative performance.

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.

2 Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. Investments cannot be made directly in an average.

3 Dow Jones Industrial Average (DJIA) is an unmanaged index which represents share prices of selected blue chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole. Indexes are unmanaged and investments cannot be made in an index.

4 Standard & Poor's 500 Index (S&P 500) is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Indexes are unmanaged and investments cannot be made in an index.

5 Nasdaq Composite Index is an unmanaged market value-weighted index of all common stocks and similar securities listed on the Nasdaq stock market. Because the index is used mainly to track technology stocks, it is not considered a good indicator of the market and economy as a whole. Indexes are unmanaged and investments cannot be made in an index.

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Kaufmann Fund II (Primary Shares) (the "Fund") from April 30, 2002 (start of performance) to December 31, 2008, compared to the Russell Midcap Growth Index (RMGI) 2 and the Lipper Variable Underlying Funds Mid-Cap Growth Average (LMCGA). 3

Average Annual Total Return for the Period Ended 12/31/2008
1 Year	(41.79)%
5 Years	0.64%
Start of Performance (4/30/2002)	2.47%

The graphic Presentation displayed here consists of a line graph.  The corresponding components of the line graph are listed above.  The Kaufmann Fund is represented by a solid line.  The RMGI is represented by a line consisting of dots. The LMCGA is represented by a line consisting of dashes The line graph is a visual representation of a comparison of change in value of $10,000 hypothetical investment in the Kaufmann Fund, the RMGI and the LMCGA.  The “x” axis reflects computation periods from April 30, 2002 to December 31, 2008.  The “y” axis reflects the cost of the investment.   The right margin reflects the ending value of the hypothetical investment in the Kaufmann Fund as compared to the RMGI and LMCGA.  The ending values were $11,768, $9,896 and $9,234, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Kaufmann Fund II (Service Shares) (the "Fund") from May 1, 2003 (start of performance) to December 31, 2008, compared to the Russell Midcap Growth Index (RMGI) 2 and Lipper Variable Underlying Funds Mid-Cap Growth Average (LMCGA). 3

Average Annual Total Return for the Period Ended 12/31/2008
1 Year	(41.91)%
5 Years	0.38%
Start of Performance (5/1/2003)	5.76%

The graphic Presentation displayed here consists of a line graph.  The corresponding components of the line graph are listed above.  The Kaufmann Fund is represented by a solid line.  The RMGI is represented by a line consisting of dots. The LMCGA is represented by a line consisting of dashes The line graph is a visual representation of a comparison of change in value of $10,000 hypothetical investment in the Kaufmann Fund, the RMGI and the LMCGA.  The “x” axis reflects computation periods from May 1,2003 to December 31, 2008.  The “y” axis reflects the cost of the investment.   The right margin reflects the ending value of the hypothetical investment in the Kaufmann Fund as compared to the RMGI and LMCGA.  The ending values were $13,736, $11,881 and $11,384, respectively.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

STATEMENT OF ADDITIONAL INFORMATION

January 8, 2010

Acquisition of the assets of

FEDERATED MID CAP GROWTH STRATEGIES FUND II,
a portfolio of Federated Insurance Series

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No:  1-800-341-7400

By and in exchange for Primary Shares of

FEDERATED KAUFMANN FUND II,
a portfolio of Federated Insurance Series

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 1508-75610
Telephone No:  1-800-341-7400

This Statement of Additional Information dated January 8, 2010, is not a prospectus.  A Prospectus/Proxy Statement dated January 8, 2010, related to the above-referenced matter may be obtained from Federated Mid Cap Growth Strategies Fund II by writing or calling Federated Mid Cap Growth Strategies Fund II at the address and telephone number shown above.  This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

                                                                                              Page

1.	Statement of Additional Information of Federated Mid Cap Growth Strategies Fund II, a portfolio of Federated Insurance Series, dated April 30, 2009 (incorporated by reference)	3

2.	Statement of Additional Information of Federated Kaufmann Fund II, a portfolio of Federated Insurance Series, dated April 30, 2009 (incorporated by reference)	3

3.	Audited Financial Statements of Federated Mid Cap Growth Strategies Fund II, a portfolio of Federated Insurance Series, dated December 30, 2008 (incorporated by reference)	3

4..	Audited Financial Statements of Federated Kaufmann Fund II, a portfolio of Federated Insurance Series dated December 31, 2008 (incorporated by reference)	3

5.	Federated Mid Cap Growth Strategies Fund II and Federated Kaufmann Fund II, Pro Forma Financial Statements for the Period Ended June 30,2009 (unaudited):

	Introduction	3
	Pro Forma Combining Portfolio of Investments, June 30, 2009 (unaudited)	4
	Pro Forma Combining Statements of Assets and Liabilities, June 30, 2009 Period Ended (unaudited)	16
	Pro Forma Combining Statements of Operations, June 30, 2009 Period Ended (unaudited)	18
	Notes to Pro Forma Financial Statements, for the Period Ended June 30, 2009 (unaudited)	20

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Federated Mid Cap Growth Strategies Fund II, a portfolio of Federated Insurance Series, dated April 30, 2009, is incorporated by reference to Federated Insurance Series, Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A (File No. 811-8042), which was filed with the Securities and Exchange Commission on or about April 30,2009. A copy may be obtained from the Federated Mid Cap Growth Strategies Fund II at 1-800-341-7400.

The Statement of Additional Information of Federated Kaufmann Fund II, a portfolio of Federated Insurance Series, dated April 30, 2009, is incorporated by reference to Federated Insurance Series, Post-Effective Amendment No. 52 to its Registration Statement on Form N-1A (File No. 811-8042), which was filed with the Securities and Exchange Commission on or about April 30,2009.  A copy may be obtained from the Federated Kaufmann Fund II at 1-800-341-7400.

The audited financial statements of Federated Mid Cap Growth Strategies Fund II, dated December 31, 2008, are incorporated by reference to the Annual Report to shareholders of Federated Mid Cap Growth Strategies Fund II, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about February 26, 2009.

The unaudited financial statements of Federated Mid Cap Growth Strategies Fund II dated June 30, 2009, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Mid Cap Growth Strategies Fund II, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about August 27, 2009.

The audited financial statements of Federated Kaufmann Fund, dated December 31, 2008, are incorporated by reference to the Annual Report to shareholders of Federated Kaufmann Fund II, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about February 26, 2009.

The unaudited financial statements of Federated Kaufmann Fund II dated June 30, 2009, are incorporated by reference to the Semi-Annual Report to shareholders of Federated Kaufmann Fund II, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about August 27, 2009.

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

INTRODUCTION

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Mid Cap Growth Strategies Fund II and Federated Kaufmann Fund II (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended June 30, 2009.  Federated Mid Cap Growth Strategies Fund II,  (the “Acquired Fund”) will be reorganized into Federated Kaufmann Fund II  (the “Acquiring Fund”) as of the close of business on or about March 12, 2010.  For the purposes of these Pro Forma Financial Statements, the financial information covers the period from July 1, 2008 to June 30, 2009.  These statements have been derived from the books and records utilized in calculating daily net asset values at June 30, 2009.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Shares of Federated Mid Cap Growth Strategies Fund II for Primary Shares of Federated Kaufmann Fund II. Under generally accepted accounting principles, Federated Kaufmann Fund II will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

Federated Mid Cap Growth Strategies Fund II
Federated Kaufman Fund II
Pro Forma Combining Portfolio of Investments
June 30, 2009 (unaudited)

Federated		Federated		Federated		Federated
Mid Cap		Kaufman		Mid Cap		Kaufman
Growth	Federated	Fund II		Growth	Federated	Fund II
Strategies	Kaufman	Pro Forma		Strategies	Kaufman	Pro Forma
Fund II	Fund II	Combined		Fund II	Fund II	Combined

Shares or Principal Amount				Value
COMMON STOCKS – 91.0%
Consumer Discretionary - 5.2%
4,400	0	4,400	Advance Auto Parts, Inc.	$ 182,556	$0	$182,556
2,000	0	2,000	(1)Appollo Group, Inc. Class A	142,240	0	142,240
0	23,748	23,748	(1,2)ATA, Inc., ADR	0	208,133	208,133
0	3,800	3,800	(1,3,4)B2W Companhia Global Do Varejo, GDR	0	143,944	143,944
4,800	0	4,800	(1)Bed Bath & Beyond, Inc.	147,600	0	147,600
0	61,500	61,500	Belle International Holdings	0	53,405	53,405
2,200	0	2,200	Best Buy Co., Inc.	73,678	0	73,678
0	53,721	53,721	Bharat Forge Ltd.	0	161,090	161,090
2,700	0	2,700	BorgWarner, Inc.	92,205	0	92,205
0	10,303	10,303	(1)Bridgepoint Education, Inc.	0	175,151	175,151
0	54,600	54,600	(1)Cia Hering	0	339,944	339,944
5,200	0	5,200	(1)Coach, Inc.	139,776	0	139,776
4,800	0	4,800	Darden Restaurants, Inc.	158,304	0	158,304
3,573	0	3,573	(1)DISH Network Corp., Class A	57,918	0	57,918
0	13,793	13,793	(1)Dolan Media Co.	0	176,413	176,413
0	4,600	4,600	(1)Focus Media Holding Ltd., ADR	0	37,076	37,076
0	179,800	179,800	(1)Ford Motor Co.	0	1,091,386	1,091,386
5,400	0	5,400	(1)Gymboree Corp.	191,592	0	191,592
0	886	886	Harman International Indusrties, Inc.	0	16,657	16,657
3,100	0	3,100	(1)K12, Inc.	66,805	0	66,805
6,100	0	6,100	(1)Kohl's Corp.	260,775	0	260,775
0	143,300	143,300	(1)Le Lis Blanc Deux Com e Confeccoes de Roupas SA	0	230,362	230,362
0	954	954	Marriott International, Inc., Class A	0	21,044	21,044
0	45,398	45,398	National CineMedia, Inc.	0	624,677	624,677
0	1,900	1,900	(1)New Oriental Education & Technology Group, Inc., ADR	0	127,984	127,984
0	38,800	38,800	(1)New World Department Store China	0	29,288	29,288
2,700	0	2,700	Nordstrom, Inc.	53,703	0	53,703
0	69,150	69,150	Parkson Retail Group Ltd.	0	99,575	99,575
12,200	0	12,200	Penney (J.C.) Co., Inc.	350,262	0	350,262
10,000	0	10,000	(1,2)Saks, Inc.	44,300	0	44,300
0	16,400	16,400	(1)SEB - Sistema Educaional Brasileiro SA	0	133,912	133,912
1,600	0	1,600	Sherwin-Williams Co.	86,000	0	86,000
2,700	900	3,600	Starwood Hotels & Resorts Worldwide, Inc.	59,940	19,980	79,920
13,300	0	13,300	TJX Cos., Inc.	418,418	0	418,418
5,000	0	5,000	Yum! Brands, Inc.	166,700	0	166,700
			TOTAL	2,692,772	3,690,021	6,382,793
Consumer Staples - 3.1%
	4,626	4,626	Anheuser-Busch InBev NV	0	167,042	167,042
7,800	0	7,800	Avon Products, Inc.	201,084	0	201,084
3,300	0	3,300	Clorox Corp.	184,239	0	184,239
0	1,900	1,900	Costco Wholesale Corp.	0	86,830	86,830
3,400	0	3,400	(1)Energizer Holdings, Inc.	177,616	0	177,616
0	19,700	19,700	(1,2)Heckmann Corp.	0	73,875	73,875
0	109,700	109,700	(1)Hypermarcas SA	0	1,360,403	1,360,403
0	5,470	5,470	Kellog Co.	0	254,738	254,738
0	29,600	29,600	Phillip Morris International, Inc.	0	1,291,152	1,291,152
			TOTAL	562,939	3,234,040	3,796,979
Energy - 3.0%
0	57,000	57,000	(1)Atlas Acquisition Holdings Corp.	0	555,750	555,750
2,500	0	2,500	(1)Cameron International Corp.	70,750	0	70,750
3,754	0	3,754	(1)CNX Gas Corp	98,618	0	98,618
3,200	0	3,200	CONSOL Energy, Inc.	108,672	0	108,672
0	75,754	75,754	(1)Dresser-Rand Group, Inc.	0	1,977,179	1,977,179
6,000	0	6,000	Foundation Coal Holdings, Inc.	168,660	0	168,660
2,000	0	2,000	Murphy Oil Corp.	108,640	0	108,640
4,745	0	4,745	(1)Petrohawk Energy Corp.	105,813	0	105,813
1,800	0	1,800	Range Resources Corp.	74,538	0	74,538
3,100	0	3,100	Smith International, Inc.	79,825	0	79,825
6,600	1,338	7,938	(1)Southwestern Energy Co.	256,410	51,981	308,391
			TOTAL	1,071,926	2,584,910	3,656,836
Financials - 18.4%
0	14,800	14,800	Ace Ltd.	0	654,604	654,604
0	5,484	5,484	(1)Alleghany Corp.	0	1,486,164	1,486,164
0	26,400	26,400	American Express Co.	0	613,536	613,536
0	8,444	8,444	Ameriprise Financial, Inc.	0	204,936	204,936
15,700	18,500	34,200	Annaly Capital Management, Inc.	237,698	280,090	517,788
0	15,200	15,200	Axis Capital Holdings Ltd.	0	397,936	397,936
12,000	8,600	20,600	Bank of America Corp.	158,400	113,520	271,920
0	27,800	27,800	Bank of New York Mellon Corp.	0	814,818	814,818
0	3,700	3,700	Blackrock, Inc.	0	649,054	649,054
0	161,150	161,150	(1)Brasil Brokers Participacoes	0	231,918	231,918
0	643	643	(1)Brasil Brokers Participacoes, Rights	0	0	0
0	29,600	29,600	Brookfield Asset Management, Inc., Class A	0	505,272	505,272
0	17,700	17,700	(1)Capitol Acquisition Corp.	0	172,398	172,398
0	1,020,000	1,020,000	Chimera Investment Corp.	0	3,559,800	3,559,800
0	48,100	48,100	(1)Cia Brasileira de Meios de Pagamentos	0	413,618	413,618
0	11,500	11,500	Goldman Sachs Group, Inc.	0	1,695,560	1,695,560
0	7,521	7,521	(1)Government Properties Income Trust	0	154,406	154,406
0	6,480	6,480	(2)Greenhill & Co., Inc.	0	467,921	467,921
0	24,096	24,096	Housing Development Finance Corp. Ltd.	0	1,184,554	1,184,554
0	10,910	10,910	Jones Lang LaSalle, Inc.	0	357,084	357,084
0	61,200	61,200	JPMorgan Chase & Co.	0	2,087,532	2,087,532
0	21,000	21,000	(1)LPS Brasil Cons De Imoveis	0	114,136	114,136
0	45,000	45,000	Morgan Stanley	0	1,282,950	1,282,950
3,300	0	3,300	Northern Trust Corp.	177,144	0	177,144
0	44,766	44,766	Power Finance Corp.	0	181,802	181,802
0	367,483	367,483	PT Bank Central Asia	0	126,904	126,904
7,200	0	7,200	Redwood Trust, Inc.	106,272	0	106,272
0	39,438	39,438	Rural Electrification Corp. Ltd.	0	135,302	135,302
0	22,600	22,600	State Street Corp.	0	1,066,720	1,066,720
1,000	15,150	16,150	Transatlantic Holdings, Inc.	43,330	656,450	699,780
0	71,700	71,700	Wells Fargo & Co.	0	1,739,442	1,739,442
0	18,500	18,500	Willis Group Holdings Ltd.	0	476,005	476,005
			TOTAL	722,844	21,824,432	22,547,276
Healthcare - 27.5%
3,700	0	3,700	Abbott Laboratories	174,048	0	174,048
5,606	0	5,606	(1)Acorda Therapeutics, Inc.	158,033	0	158,033
0	208,710	208,710	(1)Alkermes, Inc.	0	2,258,242	2,258,242
1,000	23,100	24,100	Allergan, Inc.	47,580	1,099,098	1,146,678
1,600	0	1,600	(1)Amgen, Inc.	84,704	0	84,704
0	5,650	5,650	(1)Amylin Pharmaceuticals, Inc.	0	76,275	76,275
0	191,000	191,000	(1,2)Arena Pharmaceuticals, Inc.	0	953,090	953,090
0	22,325	22,325	(1)Athenahealth, Inc.	0	826,248	826,248
0	64,700	64,700	(1)Auxilium Pharmaceutical, Inc.	0	2,030,286	2,030,286
4,200	0	4,200	Baxter International, Inc.	222,432	0	222,432
0	60,073	60,073	(1)BioMarin Pharmaceutical, Inc.	0	937,740	937,740
3,400	0	3,400	(1)Celgene Corp.	162,656	0	162,656
0	9,000	9,000	(1)Cephalon, Inc.	0	509,850	509,850
0	5,076	5,076	(1)Chindex International, Inc.	0	62,790	62,790
0	40,660	40,660	(1,2)Conceptus, Inc.	0	686,140	686,140
0	136,700	136,700	(1)Cubist Pharmaceutical, Inc.	0	2,505,711	2,505,711
0	17,716	17,716	(1)Cypress Biosciences, Inc.	0	166,885	166,885
0	3,700	3,700	(1)DaVita, Inc.	0	183,002	183,002
0	81,800	81,800	(1)Dexcom, Inc.	0	506,342	506,342
0	24,452	24,452	Dishman Pharmaceuticals & Chemicals Ltd.	0	95,450	95,450
0	10,190	10,190	(1)Durect Corp.	0	24,252	24,252
0	207,621	207,621	(1)Dyax Corp.	0	444,309	444,309
0	156,013	156,013	(1)Endologix, Inc.	0	521,083	521,083
0	61,699	61,699	(1)Epigenomics AG	0	255,335	255,335
2,700	18,830	21,530	(1)Express Scripts, Inc. Class A	185,625	1,294,563	1,480,188
0	1,900	1,900	(1)Genoptix, Inc.	0	60,781	60,781
2,200	6,350	8,550	(1)Genzyme Corp.	122,474	353,505	475,979
0	5,000	5,000	(1)Halozyme Therapeutics, Inc.	0	34,850	34,850
17,800	0	17,800	(1)Health Management Association, Class A	87,932	0	87,932
0	9,680	9,680	Hikma Pharmaceuticals PLC	0	74,770	74,770
3,800	0	3,800	(1)Humana, Inc.	122,588	0	122,588
3,900	73,900	77,800	(1)Illumina, Inc.	151,866	2,877,666	3,029,532
0	47,000	47,000	(1)Insulet Corp.	0	361,900	361,900
0	127,100	127,100	(1)Isis Pharmaceuticals, Inc.	0	2,097,150	2,097,150
16,000	0	16,000	(1)King Pharmaceuticals, Inc.	154,080	0	154,080
0	1,691	1,691	(1)LifeWatch AG	0	34,861	34,861
0	32,427	32,427	(1)Masimo Corp.	0	781,815	781,815
7,600	45,600	53,200	(1)Momenta Pharmaceuticals, Inc.	91,428	548,568	639,996
0	42,141	42,141	(1)Monogram Biosciences, Inc.	0	190,899	190,899
0	9,200	9,200	(1)Mylan Laboratories, Inc.	0	120,060	120,060
7,600	0	7,600	(1)Myriad Genetics, Inc.	270,940	0	270,940
1,900	0	1,900	(1)Myriad Pharmaceuticals, Inc.	8,835	0	8,835
0	18,450	18,450	(1)Nektar Therapeutics	0	119,556	119,556
0	69,095	69,095	(1)Neurocrine Biosciences, Inc.	0	223,177	223,177
0	1,800	1,800	(1)NuVasive, Inc.	0	80,280	80,280
0	18,500	18,500	(1)Orexigen Therapeutics, Inc.	0	94,905	94,905
0	93,275	93,275	(1)Orthovita, Inc.	0	480,366	480,366
0	66,500	66,500	(1)OSI Pharmaceuticals, Inc.	0	1,877,295	1,877,295
0	37,742	37,742	Piramal Healthcare Ltd.	0	245,100	245,100
0	59,339	59,339	(1)Progenics Pharmaceuticals, Inc.	0	305,596	305,596
0	31,586	31,586	(1)Protalix Biotherapeutics, Inc.	0	142,769	142,769
7,300	7,000	14,300	(1)Regeneron Pharmaceuticals, Inc.	130,816	125,440	256,256
0	18,500	18,500	(1)Repligen Corp.	0	101,750	101,750
0	9,300	9,300	(1)ResMed, Inc.	0	378,789	378,789
0	18,500	18,500	(1)Savient Pharmaceuticals, Inc.	0	256,410	256,410
0	37,000	37,000	Schering Plough Corp.	0	929,440	929,440
18,800	48,000	66,800	(1)Seattle Genetics, Inc.	182,736	466,560	649,296
0	36,000	36,000	(1)Spectrum Pharmaceuticals, Inc.	0	275,400	275,400
3,400	0	3,400	Universal Health Services, Inc., Class B	166,090	0	166,090
4,700	0	4,700	(1)Vertex Pharmaceuticals, Inc.	167,508	0	167,508
0	100,654	100,654	(1)Vical, Inc.	0	272,772	272,772
0	106,762	106,762	(1)Warner Chilcott Ltd., Class A	0	1,403,920	1,403,920
8,100	0	8,100	(1)Xenoport, Inc.	187,677	0	187,677
			TOTAL	2,880,048	30,753,041	33,633,089
Industrials - 12.2%
0	19,800	19,800	Actuant Corp.	0	241,560	241,560
0	5,600	5,600	(1)Aecom Technology Corp.	0	179,200	179,200
3,100	0	3,100	(1)Alliant Techsystems, Inc.	255,316	0	255,316
7,000	0	7,000	AMETEK, Inc.	242,060	0	242,060
0	20,545	20,545	Bharat Heavy Electricals Ltd.	0	954,664	954,664
2,300	0	2,300	C.H. Robinson Worldwide, Inc.	119,945	0	119,945
0	27,600	27,600	CLARCOR, Inc.	0	805,644	805,644
0	7,400	7,400	(1)Copart, Inc.	0	256,558	256,558
0	9,261	9,261	(1)CoStar Group, Inc.	0	369,236	369,236
0	21,122	21,122	Crompton Greaves Ltd.	0	128,747	128,747
2,400	3,665	6,065	Cummins, Inc.	84,504	129,045	213,549
3,300	27,036	30,336	Expeditors International Washington, Inc.	110,022	901,380	1,011,402
0	18,500	18,500	FedEx Corp.	0	1,028,970	1,028,970
0	13,397	13,397	(1)First Solar, Inc.	0	2,171,922	2,171,922
3,500	0	3,500	Flowserve Corp.	244,335	0	244,335
4,200	0	4,200	Fluor Corp.	215,418	0	215,418
3,700	0	3,700	(1)Foster Wheeler AG	87,875	0	87,875
0	3,700	3,700	Genco Shipping & Trading Ltd.	0	80,364	80,364
0	12,336	12,336	(1)GeoEye, Inc.	0	290,636	290,636
9,100	0	9,100	Harsco Corp.	257,530	0	257,530
0	7,400	7,400	(1)IHS, Inc., Class A	0	369,038	369,038
0	11,100	11,100	(1)Iron Mountain, Inc.	0	319,125	319,125
2,000	0	2,000	(1)Jacobs Engineering Group, Inc.	84,180	0	84,180
31,400	219,600	251,000	(1)Jet Blue Airways Corp.	134,078	937,692	1,071,770
0	60,875	60,875	Max India Ltd.	0	270,033	270,033
3,500	7,400	10,900	Precision Castparts Corp.	255,605	540,422	796,027
0	14,800	14,800	(1)Quanta Services, Inc.	0	342,324	342,324
0	9,200	9,200	Rockwell Collins	0	383,916	383,916
4,200	0	4,200	Roper Industries, Inc.	190,302	0	190,302
0	55,400	55,400	(1)Ryanair Holdings PLC, ADR	0	1,572,806	1,572,806
4,500	0	4,500	SPX Corp.	220,365	0	220,365
1,500	0	1,500	(1)Stericycle, Inc.	77,295	0	77,295
0	1,750	1,750	(1)Terex Corp.	0	21,123	21,123
0	200	200	(1)TransDigm Group, Inc.	0	7,240	7,240
			TOTAL	2,578,830	12,301,645	14,880,475
Information Technology - 10.7%
22,800	0	22,800	(1)Activision Blizzard, Inc.	287,964	0	287,964
0	18,099	18,099	(1)Affiliated Computer Services, Inc., Class A	0	803,958	803,958
11,000	0	11,000	(1)Agilent Technologies, Inc.	223,410	0	223,410
4,900	0	4,900	Altera Corp.	79,772	0	79,772
6,300	910	7,210	(1)Amdocs Ltd.	135,135	19,520	154,655
4,100	0	4,100	Analog Devices, Inc.	101,598	0	101,598
4,000	0	4,000	(1)Ansys, Inc.	124,640	0	124,640
1,700	0	1,700	(1)Apple, Inc.	242,131	0	242,131
0	20,800	20,800	(1)Blackboard, Inc.	0	600,288	600,288
11,500	0	11,500	(1)Broadcom Corp.	285,085	0	285,085
5,000	0	5,000	(1)Citrix Systems, Inc.	159,450	0	159,450
10,000	0	10,000	(1)Cognizant Technology Solutions Corp.	267,000	0	267,000
0	55,400	55,400	(1)Comverse Technology, Inc.	0	473,670	473,670
0	5,550	5,550	Corning, Inc.	0	89,133	89,133
4,800	0	4,800	(1)Electronic Arts, Inc.	104,256	0	104,256
0	38,900	38,900	(1)Flextronics International Ltd.	0	159,879	159,879
7,100	0	7,100	(1)FLIR Systems, Inc.	160,176	0	160,176
0	242,900	242,900	(1)Inspur International Ltd.	0	41,684	41,684
11,900	0	11,900	(1)Juniper Networks, Inc.	280,840	0	280,840
5,100	0	5,100	KLA-Tencor Corp.	128,775	0	128,775
0	11,100	11,100	Lender Processing Services	0	308,247	308,247
6,400	0	6,400	Linear Technology Corp.	149,440	0	149,440
1,000	0	1,000	(1)Logmein Inc.	16,000	0	16,000
0	16,995	16,995	(1)ManTech International Corp., Class A	0	731,465	731,465
12,600	0	12,600	(1)Marvell Technology Group Ltd.	146,664	0	146,664
0	9,000	9,000	Mastercard, Inc.	0	1,505,790	1,505,790
3,300	0	3,300	(1)McAfee, Inc.	139,227	0	139,227
3,100	0	3,100	(1)MEMC Electronic Materials, Inc.	55,211	0	55,211
0	29,100	29,100	Microchip Technology, Inc.	0	656,205	656,205
0	18,500	18,500	(1)Microsemi Corp.	0	255,300	255,300
0	21,097	21,097	(1)MSCI, Inc., Class A	0	515,611	515,611
0	40,700	40,700	(1)NIC, Inc.	0	275,539	275,539
0	700	700	Nintendo Corp. Ltd.	0	193,502	193,502
8,900	0	8,900	(1)NVIDIA Corp.	100,481	0	100,481
0	62,800	62,800	(1)ON Semiconductor Corp.	0	430,808	430,808
0	19,800	19,800	(1)RADWARE Ltd.	0	152,658	152,658
0	68,550	68,550	(1)Redecard SA	0	1,054,750	1,054,750
5,300	0	5,300	(1)SAIC, Inc.	98,315	0	98,315
0	21,700	21,700	(1)Solera Holdings, Inc.	0	551,180	551,180
0	54,354	54,354	(1)Telecity Group PLC	0	266,481	266,481
0	27,600	27,600	(1,2)TNS, Inc.	0	517,500	517,500
0	8,300	8,300	(1)ValueClick, Inc.	0	87,316	87,316
7,700	0	7,700	Xilinx, Inc.	157,542	0	157,542
			TOTAL	3,443,112	9,690,484	13,133,596
Materials - 7.1%
3,100	0	3,100	CF Industries Holdings, Inc.	229,834	0	229,834
3,300	0	3,300	(1)Crown Holdings, Inc.	79,662	0	79,662
0	41,600	41,600	Dow Chemical Co.	0	671,424	671,424
0	14,100	14,100	Ecolab, Inc.	0	549,759	549,759
0	671,350	671,350	(1)Huabao International Holdings Ltd.	0	649,689	649,689
0	8,700	8,700	(1)Intrepid Potash, Inc.	0	244,296	244,296
0	930,700	930,700	(1)Lee & Man Paper Manufacturing Ltd.	0	912,680	912,680
7,200	0	7,200	Lubrizol Corp.	340,632	0	340,632
0	9,200	9,200	Monsanto Co.	0	683,928	683,928
0	13,050	13,050	(1)Mosaic Co./The	0	578,115	578,115
0	22,900	22,900	Newmont Mining Corp.	0	935,923	935,923
0	725,400	725,400	Nine Dragons Paper Holdings Ltd.	0	480,165	480,165
0	1,000	1,000	Nucor Corp.	0	44,430	44,430
4,600	0	4,600	(1)Pactiv Corp.	99,820	0	99,820
0	12,950	12,950	Potash Corp. of Saskatchewan, Inc.	0	1,204,998	1,204,998
0	18,000	18,000	Sociedad Quimica Y Minera de Chile, ADR	0	651,420	651,420
0	13,600	13,600	Steel Dynamics, Inc.	0	200,328	200,328
5,000	0	5,000	United States Steel Corp.	178,700	0	178,700
			TOTAL	928,648	7,807,155	8,735,803
Telecommunication Services - 1.9%
5,700	0	5,700	(1)American Tower Systems Corp.	179,721	0	179,721
0	18,500	18,500	CenturyTel, Inc.	0	567,950	567,950
6,000	0	6,000	(1)Crown Castle International Corp.	144,120	0	144,120
2,000	0	2,000	(1)Leap Wireless International, Inc.	65,860	0	65,860
0	27,000	27,000	NTELOS Holdings Corp.	0	497,340	497,340
0	62,800	62,800	(1)TW Telecom, Inc.	0	644,956	644,956
0	27,750	27,750	Windstream Corp.	0	231,990	231,990
			TOTAL	389,701	1,942,236	2,331,937
Utilities - 1.9%
2,600	0	2,600	Atmos Energy Corp.	65,104	0	65,104
0	2,172	2,172	(1)BF Utilities Ltd.	0	36,344	36,344
0	62,200	62,200	(1)China Resources Power Holdings Co. Ltd.	0	138,043	138,043
0	6,220	6,220	(1)China Resources Power Holdings Co. Ltd., Rights	0	2,648	2,648
0	30,442	30,442	(1,3,4)EDP Renovaveis SA	0	311,750	311,750
0	23,700	23,700	ITC Holdings Corp.	0	1,075,032	1,075,032
0	26,350	26,350	Northeast Utilities Co.	0	587,869	587,869
2,400	0	2,400	NSTAR	77,064	0	77,064
2,100	0	2,100	PPL Corp.	69,216	0	69,216
			TOTAL	211,384	2,151,686	2,363,070
			TOTAL COMMON STOCKS (Identified Cost $100,569,219)	15,482,204	95,979,650	111,461,854
WARRANTS – 0.1%
Health Care - 0.1%
0	1,900	1,900	(1)Avalon Pharmaceuticals, Inc., Warrants	0	42	42
0	7,909	7,909	(1)Cyclacel Pharmaceuticals, Inc., Warrants	0	1,670	1,670
0	12,443	12,443	(1)Favrille, Inc., Warrants	0	0	0
0	4,658	4,658	(1)Favrille, Inc., Warrants	0	0	0
0	2,350	2,350	(1)Pharmacopeia, Inc., Warrants	0	311	311
0	18,000	18,000	(1)Spectrum Pharmaceuticals, Inc., Warrants	0	63,722	63,722
0	43,642	43,642	(1)Vasogen, Inc., Warrants	0	79	79
0	33,548	33,548	(1)Vical, Inc., Warrants	0	33,603	33,603
			TOTAL WARRANTS (Identified Cost $6,362)	0	99,427	99,427
CORPORATE BONDS – 5.0%
Consumer Discretionary - 0.6%
0	16,000	16,000	Best Buy Co., Inc., Conv. Bond, 2.25%, 1/15/2022	0	15,400	15,400
0	100,000	100,000	Brown Shoe Co., Inc., Company Guarantee, 8.75%, 5/1/2012	0	91,500	91,500
0	65,400	65,400	D.R. Horton, Inc., Company Guarantee, 4.875%, 1/15/2010	0	65,727	65,727
0	28,744	28,744	GameStop Corp., Company Guarantee, 8.00%, 10/1/2012	0	29,134	29,134
0	92,000	92,000	Johnson Controls, Inc., Conv. Bond, 6.50%, 9/30/2012	0	184,943	184,943
0	73,000	73,000	Limited Brands, Inc., Sr. Unsecd. Note, 6.125%, 12/1/2012	0	70,167	70,167
0	62,000	62,000	Penn National Gaming, Inc., Company Guarantee, 6.875%, 12/1/2011	0	61,070	61,070
0	30,000	30,000	Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsecd. Note, 7.875%, 10/15/2014	0	28,230	28,230
0	58,000	58,000	Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	0	58,725	58,725
0	122,000	122,000	(3,4)Wendy’s/Arby’s Group INC, Sr. Unsecd. Note, 10.00%, 7/15/2016	0	117,272	117,272
			TOTAL	0	722,168	722,168
Energy - 0.2%
0	58,000	58,000	Sesi LLC, 1.50%, 12/15/2026	0	48,399	48,399
0	90,000	90,000	Transocean Ltd., Conv. Bond, (Series A), 1.625%, 12/15/2037	0	86,426	86,426
0	90,000	90,000	Transocean Ltd., Conv. Bond, (Series B), 1.50%, 12/15/2037	0	83,080	83,080
			TOTAL	0	217,905	217,905
Financials - 0.9%
0	152,000	152,000	(3,4)Alexandria Real Estate Equities, Inc., Conv. Bond, 8.00%, 4/15/2029	0	159,998	159,998
0	129,000	129,000	Boston Properties LP, Conv. Bond, 2.875%, 2/15/2037	0	113,872	113,872
0	167,000	167,000	(3,4)Digital Realty Trust, Inc., Conv. Bond, 5.50%, 4/15/2029	0	165,685	165,685
0	228,000	228,000	(3,4)GLG Partners, Inc., Conv. Bond, (Series 144A), 5.00%, 5/15/2014	0	267,877	267,877
0	89,000	89,000	HRPT Properties Trust, Sr. Secd. Note, 6.95%, 4/1/2012	0	83,161	83,161
0	119,000	119,000	Safeguard Scientifics, Inc., 2.625%, 3/15/2024	0	89,369	89,369
0	105,000	105,000	Washington REIT, Conv. Bond, 3.875%, 9/15/2026	0	99,054	99,054
0	47,000	47,000	Washington REIT, Conv. Bond, (Series 1), 3.875%, 9/15/2026	0	44,339	44,339
0	87,000	87,000	Weingarten Realty Investors, Conv. Bond, 3.95%, 8/1/2026	0	81,914	81,914
			TOTAL	0	1,105,269	1,105,269
Health Care - 1.0%
0	169,000	169,000	CONMED Corp., Conv. Sr. Sub. Note, 2.50%, 11/15/2024	0	144,836	144,836
0	60,000	60,000	Cephalon, Inc., Conv. Bond, 2.50%, 5/1/2014	0	59,790	59,790
0	48,000	48,000	Charles River Laboratories International, Inc., 2.25%, 6/15/2013	0	44,046	44,046
0	31,000	31,000	Chemed Corp., Conv. Bond, 1.875%, 5/15/2014	0	22,694	22,694
0	61,000	61,000	Cubist Pharmaceuticals, Inc., 2.25%, 6/15/2013	0	52,430	52,430
0	354,000	354,000	Insulet Corp., Sr. Unsecd. Note, 5.375%, 6/15/2013	0	177,058	177,058
0	200,000	200,000	(3,4)Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	0	244,142	244,142
0	155,000	155,000	Isis Pharmaceuticals, Inc., Sub. Note, 2.625%, 2/15/2027	0	189,210	189,210
0	45,000	45,000	Kendle International, Inc., Conv. Bond, 3.375%, 7/15/2012	0	34,019	34,019
0	105,500	105,500	Nektar Therapeutics, Conv. Bond, 3.25%, 9/28/2012	0	79,894	79,894
0	45,000	45,000	Wilson Greatbatch Technology, Inc., 2.25%, 6/15/2013	0	37,920	37,920
0	152,000	152,000	Wright Medical Group, Inc., 2.625%, 12/1/2014	0	114,836	114,836
			TOTAL	0	1,200,875	1,200,875
Industrials - 0.9%
0	75,000	75,000	Charles River Associates, Inc., Conv. Bond, 2.875%, 6/15/2034	0	68,955	68,955
0	120,000	120,000	(3,4)Covanta Holding Corp., Conv. Bond, (Series 144A), 3.25%, 6/1/2014	0	129,868	129,868
0	150,000	150,000	Griffon Corp., 4.00%, 7/18/2023	0	144,671	144,671
0	17,000	17,000	Ingersoll-Rand Co. Ltd., 4.50%, 4/15/2012	0	22,946	22,946
0	120,000	120,000	Iron Mountain, Inc., Company Guarantee, 8.625%, 4/1/2013	0	120,300	120,300
0	113,000	113,000	Jet Blue Airways Corp., Conv. Bond, (Series A), 6.75%, 10/15/2039	0	117,028	117,028
0	113,000	113,000	Jet Blue Airways Corp., Conv. Bond, (Series B), 6.75%, 10/15/2039	0	116,463	116,463
0	221,000	221,000	Quanta Services, Inc., Conv. Bond, 3.75%, 4/30/2026	0	261,907	261,907
0	73,000	73,000	School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	0	60,333	60,333
0	97,150	97,150	SunPower Corp., Conv. Bond, 0.75%, 8/1/2027	0	89,205	89,205
			TOTAL	0	1,131,676	1,131,676
Information Technology - 1.1%
0	78,000	78,000	Arris Group, Inc., Conv. Bond, 2.00%, 11/15/2026	0	73,250	73,250
0	265,000	265,000	(3,4)BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	0	64,925	64,925
0	75,000	75,000	(3,4)Comtech Telecommunications Corp., Conv. Bond, 3.00%, 5/1/2029	0	74,805	74,805
0	113,000	113,000	DST Systems, Inc., Conv. Bond, (Series A), 8/15/2023	0	111,893	111,893
0	33,000	33,000	Diodes, Inc., 2.25%, 10/1/2026	0	28,545	28,545
0	30,000	30,000	EarthLink Network, Inc., Conv. Bond, 3.25%, 11/16/2026	0	29,981	29,981
0	129,000	129,000	FEI Co., 2.875%, 6/1/2013	0	130,295	130,295
0	105,000	105,000	Flextronics International Ltd., Conv. Bond, 1.00%, 8/1/2010	0	100,260	100,260
0	57,000	57,000	GSI Commerce, Inc., Conv. Bond, 3.00%, 6/1/2025	0	56,144	56,144
0	121,000	121,000	Lawson Software Inc., 2.50%, 4/15/2012	0	103,818	103,818
0	87,900	87,900	Maxtor Corp., Conv. Bond, 6.80%, 4/30/2010	0	88,321	88,321
0	15,000	15,000	(3,4)Mentor Graphics Corp., Conv. Bond, 6.25%, 3/1/2026	0	11,809	11,809
0	211,000	211,000	(3,4)Netapp, Inc., Conv. Bond, 1.75%, 6/13/2013	0	185,847	185,847
0	73,000	73,000	SPM Group, Inc., Conv. Bond, 2.50%, 3/15/2012	0	68,817	68,817
0	18,000	18,000	Sandisk Corp., Conv. Bond, 1.00%, 5/15/2013	0	11,516	11,516
0	90,000	90,000	Symantec Corp., Conv. Bond, 0.75%, 6/15/2011	0	91,219	91,219
0	121,644	121,644	Tech Data Corp., Conv. Bond, 2.75%, 12/15/2026	0	114,087	114,087
			TOTAL	0	1,345,532	1,345,532
Materials - 0.1%
0	105,000	105,000	Buckeye Technologies, Inc., Sr. Sub. Note, 8.00%, 10/15/2010	0	103,425	103,425
0	45,000	45,000	(3,4)Shengdatech, Inc., Conv. Bond, 6.00%, 6/1/2018	0	25,606	25,606
0	32,000	32,000	Steel Dynamics, Inc., Conv. Bond, 5.125%, 6/15/2014	0	35,251	35,251
			TOTAL	0	164,282	164,282
Telecommunication Services - 0.1%
0	141,000	141,000	(3,4)SBA Communications, Corp., Conv. Bond, 4.00%, 10/1/2014	0	142,895	142,895

Utilities - 0.1%
0	44,000	44,000	Aquila, Inc., Sr. Unsecd. Note, 7.95%, 2/1/2011	0	46,100	46,100
0	24,000	24,000	Exelon Corp., 6.75%, 5/1/2011	0	25,064	25,064
			TOTAL	0	71,164	71,164
			TOTAL CORPORATE BONDS (Identified Cost $5,947,805	0	6,101,766	6,101,766
CORPORATE NOTES – 0.3%
Information Technology - 0.2%
0	308,000	308,000	Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	0	283,083	283,083
Materials - 0.1%
0	126,000	126,000	Newmont Mining Corp., Conv. Note, 3.00%, 2/15/2012	0	142,503	142,503
			TOTAL CORPORATE BONDS (Identified Cost $373,439)	0	425,586	425,586
PREFERRED STOCKS – 1.5%
Consumer Discretionary - 0.6%
0	6,300	6,300	Autoliv, Inc., Conv. Pfd.		260,001	260,001
0	6,300	6,300	Johnson Controls, Inc., Conv. Pfd., $6.64 Annual Dividend		346,272	346,272
0	172	172	(3,4)Lodgenet Entertainment, Conv. Pfd., (Series B)		179,793	179,793
			TOTAL	0	786,066	786,066
Health Care - 0.6%
0	68,112	68,112	Bellus Health, Inc., Conv. Pfd., (Series A)		13,963	13,963
0	800	800	(1)Mylan Laboratories, Inc., Conv. Pfd.,		689,120	689,120
			TOTAL	0	703,083	703,083
Utilities - 0.3%
0	6,000	6,000	(1)FPL Group, Inc., Pfd.	0	309,438	309,438
			TOTAL PREFERRED STOCKS (Identified Cost $1,554,475)	0	1,798,587	1,798,587
U.S. TREASURY– 0.6%
U.S. Treasury Bills - 0.6%
0	360,000	360,000	0.05%, 7/2/2009	0	360,000	360,000
0	360,000	360,000	0.195%, 10/1/2009	0	359,830	359,830
			TOTAL U.S. TREASURY (Identified Cost $719,830)	0	719,830	719,830
EXCHANGE-TRADED MUTUAL FUNDS – 0.2%
Diversified Financials - 0.2%
5,247	0	5,247	iShares MSCI Emerging Market Fund	169,111	0	169,111
3,466	0	3,466	iShares S&P Latin American 40 Index Fund	120,409	0	120,409
			TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $227,797)	289,520	0	289,520
REPURCHASE AGREEMENTS - 8.1%
368,000	7,576,000	7,944,000	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 6/30/2009, under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,111 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2039 and the market value of those underlying securities was $510,001,726.	368,000	7,576,000	7,944,000
44,000	1,974,000	2,018,000	Interest in $4,000,000,000 joint repurchase agreement 0.08%, dated 6/30/2009, under which JPMorgan securities, Inc. will repurchase securities provided as collateral for $4,000,008,889 on 7/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2048 and the market value of those underlying securities was $4,095,789,660 (purchased with proceeds from securities lending collateral).	44,000	1,974,000	2,018,000
			TOTAL REPURCHASE AGREEMENTS (At Cost)	412,000	9,550,000	9,962,000
			Total Investments (Identified Cost $119,360,927 - 106.9%)(5)	16,183,724	114,674,846	130,858,570
			Other Assets and Liabilities - (6.9)%(6)	340,456	(8,753,880)	(8,413,424)
			Total Net Assets - 100%	$16,524,180	$105,920,966	$122,445,146

			SCHEDULE OF SECURITY SOLD SHORT
0	5,400	5,400	Time Warner Cable, Inc. (Proceeds $134,723)	$0	$171,018	$171,018

At June 30, 2009, Federated Mid Cap Growth Strategies Fund II had the following outstanding foreign exchange contract:

			Foreign Currency	In Exchange	Unrealized
	Settlement Date		Units to Receive	For	Depreciation
	Contract Purchased:
	07/01/2009		97,500 Brazilian Real	$ 49,870	$ (112)
	Unrealized Depreciation on Foreign Exchange Contracts

Unrealized Depreciation on Foreign Exchange Contract is included in "Other Assets and Liabilities - Net".

At June 30, 2009, Federated Kaufmann Fund II had the following outstanding foreign exchange contracts:

			Foreign Currency	In Exchange	Contracts	Unrealized Appreciation/
	Settlement Date		Units to Receive	For	at Value	(Depreciation)
	Contracts Purcashed:
	07/01/2009		192,000 Brazilian Real	$ 98,204	$ 97,984	$ (220)
	07/02/2009		504,380 Brazilian Real	$ 259,121	$ 257,402	$ (1,719)
	07/01/2009		789,457,112 Indonesian Rupiah	$ 77,474	$ 77,341	$ (133)
	07/01/2009		9,700 Swiss Francs	$ 8,972	$ 8,927	$ (45)
	07/02/2009		4,973 Swiss Francs	$ 4,589	$ 4,577	$ (12)
	Contracts Sold:
	07/01/2009		3,556 Brazilian Real	$ 1,827	$ 1,815	$ 12
	Net Unrealized Depreciation on Foreign Exchange Contracts					$ (2,117)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in "Other Assets and Liabilities - Net".

It is anticipated that Federated Mid Cap Growth Strategies Fund II may dispose some of its portfolio securities prior to the Reorganization.  The exact securities that will need ot be disposed will not be known until closer to the Reorganization.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

(1) Non-income producing security.

(2) All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these securities amounted to $2,226,216, which represented 1.8% of total net assets of Federated Kaufmann Fund II Pro Forma Combined.
(4) Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities
Act of 1933 and that the Funds have determined to be liquid under criteria established by the Funds' Board of Trustees. At June 30, 2009, these liquid restricted securities amunted to $2,226,216, which represented 1.8% of total net assets of Federated Kaufmann Fund II Pro Forma Combined.

(5) The cost of inestments for federal tax purposes amounts to $118,867,444.

(6) Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Various inputs are used in determining the value of each funds' investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - quoted prices in active markets for identical securities
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
	Level 3 - significant unobservable inputs (including each fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing each fund's assets carried at fair value:

Fund			Valuation Inputs
			Level 1	Level 2	Level 3	Total
Federated Mid Cap Growth Strategies Fund II
Equity Securities
Domestic			$ 15,247,665	$0	$0	$ 15,247,665
International			234,539	0	0	234,539
ExchangeTraded Mutual Funds			289,520	0	0	289,520
Repurchase Agreements			0	412,000	0	412,000
TOTAL SECURITIES			$ 15,771,724	$ 412,000	$0	$ 16,183,724
Other Financial Instruments*			$ (112)	$0	$0	$ (112)

*Other financial instruments include a foreign exchange contract.

Federated Kaufmann Fund II
Equity Securities
Domestic			$ 78,971,647	$0	$0	$ 78,971,647
International			18,806,590	0	0	18,806,590
Debt Securities
Corporate Bonds			0	6,101,766	0	6,101,766
Corporate Notes			0	425,586	0	425,586
U.S. Treasury			0	719,830	0	719,830
Warrants			0	99,427	0	99,427
Repurchase Agreements			0	9,550,000	0	9,550,000
TOTAL SECURITIES			$ 97,778,237	$16,896,609	$0	$114,674,846
Other Financial Instruments*			$ (173,135)	$0	$0	$ (173,135)

*Other financial instruments include a security sold short and foreign exchange contracts.

Federated Kaufmann Fund II Pro Forma Combined
Equity Securities
Domestic			$ 94,219,312	$0	$0	$ 94,219,312
International			19,041,129	0	0	19,041,129
Debt Securities
Corporate Bonds			0	6,101,766	0	6,101,766
Corporate Notes			0	425,586	0	425,586
U.S. Treasury			0	719,830	0	719,830
Warrants			0	99,427	0	99,427
Exchange-Traded Mutual Funds			289,520	0	0	289,520
Repurchase Agreements			0	9,962,000	0	9,962,000
TOTAL SECURITIES			$ 113,549,961	$17,308,609	$0	$130,858,570
Other Financial Instruments*			$ (173,247)	$0	$0	$ (173,247)

*Other financial instruments include a security sold short and foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Federated Mid Cap Growth Strategies Fund II
Federated Kaufman Fund II
Pro Forma Combining Statements of Assets & Liabilities
June 30, 2009 (unaudited)

	Federated				Federated
	Mid Cap				Kaufman
	Growth	Federated			Fund II
	Strategies	Kaufman	Pro Forma		Proforma
	Fund II	Fund II	Adjustment		Combined
Assets:
Investments in securities, at value	$16,183,724	$114,674,846	$0		$130,858,570
Cash	399	236	0		635
Cash denominated in foreign currencies (identified cost $20 and $5,126, respectively)	19	5,151	0		5,170
Deposit at broker for short sales	0	134,556	0		134,556
Income receivable	18,556	219,139	0		237,695
Receivable for foreign exchange contracts	0	12	0		12
Receivable for investments sold	569,439	1,837,031	0		2,406,470
Receivable for shares sold	19,377	866,351	0		885,728
Total assets	16,791,514	117,737,322	0		134,528,836
Liabilities:
Securities sold short, at value (proceeds $134,723)	0	171,018	0		171,018
Payable for foreign exchange contracts	112	2,129	0		2,241
Payable for investments purchased	209,584	1,126,562	0		1,336,146
Payable for shares redeemed	6,625	8,386,328	0		8,392,953
Payable for collateral due to broker for securities lending	44,000	1,974,000	0		2,018,000
Payable for capital gains taxes withheld	0	103,928	0		103,928
Payable for Directors'/Trustees' fees	213	237	0		450
Payable for distributiion services fees	0	14,631	0		14,631
Accrued expenses	6,800	37,523	0		44,323
Total liabilities	267,334	11,816,356	0		12,083,690
Net Assets	$16,524,180	$105,920,966	$0		$122,445,146
Net Assets Consists of:
Paid-in capital	$23,034,787	$118,594,348	$0		141,629,135
Net unrealized appreciation/depreciation of investments, short sales and translation of assets and liabilities in foreign currency	1,438,217	10,021,891	0		11,460,108
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions	(7,950,819)	(22,562,719)	0		(30,513,538)
Undistributed net investment income, Accumulated net investment income (loss), respectively	1,995	(132,554)	0		$ (130,559.00)
Total Net Assets	$16,524,180	$105,920,966	$0		$122,445,146

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Primary Shares:
Net Assets	$ 16,524,180	$ 31,523,085	$0		$ 48,047,265
Shares Outstanding	1,172,400	2,975,239	386,485	(a)	4,534,124
Shares Authorized	unlimited	unlimited			unlimited
Net Asset Value Per Share	$14.09	$10.60			$10.60
Offering Price Per Share *	$14.09	$10.60			$10.60
Redemption Proceeds Per Share **	$14.09	$10.60			$10.60

Service Shares:
Net Assets	$ -	$ 74,397,881	$0		$ 74,397,881
Shares Outstanding	0	7,110,235	-		7,110,235
Shares Authorized	0	unlimited			unlimited
Net Asset Value Per Share	$0.00	$10.46			$10.46
Offering Price Per Share	$0.00	$10.46			$10.46
Redemption Proceeds Per Share ***	$0.00	$10.46			$10.46

Investments, at identified cost	$14,744,825	$104,616,102	$0		$119,360,927
Investments in securities loaned	$39,870	$1,770,313	$0		$1,810,183

(a) Adjustment to reflect share balance as a result of the combination.

Federated Mid Cap Growth Strategies Fund II
Federated Kaufman Fund II
Pro Forma Combining Statements of Operations
For the year ended June 30, 2009 (unaudited)

	Federated						Federated
	Mid Cap						Kaufman
	Growth		Federated				Fund II
	Strategies		Kaufman		Pro Forma		Proforma
	Fund II		Fund II		Adjustment		Combined
Investment Income:
Dividends	$218,261	*	$1,056,531	*	$0		$1,274,792
Interest	8,162	**	404,751	**	0		412,913
Total Investment Income:	226,423		1,461,282		0		1,687,705
Expenses:
Investment adviser fee	147,406		1,412,648		137,230	(a)	1,697,284
Administrative personnel and services fee	149,794		189,739		(149,533)	(b)	190,000
Custodian fees	19,753		145,216		(45,673)	(c)	119,296
Transfer and dividend disbursing agent fees and expenses	13,509		27,294		(8,793)	(d)	32,010
Directors'/Trustees' fees	1,191		1,977		(768)	(e)	2,400
Auditing fees	23,964		28,428		(23,142)	(f)	29,250
Legal fees	9,264		9,329		(8,868)	(g)	9,725
Portfolio accounting fees	59,567		70,690		(49,378)	(h)	80,879
Distribution services fee - Service Shares	0		150,194				150,194
Printing and postage	20,125		26,513		(14,997)	(i)	31,641
Insurance premiums	3,650		3,855		(2,855)	(j)	4,650
Miscellaneous	5,070		5,267		(5,070)	(k)	5,267
Total Expenses	453,293		2,071,150		(171,847)		2,352,596
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee	(147,406)		(365,399)		172,395	(l)	(340,410)
Waiver of administrative personnel and services fee	(24,769)		(33,961)		24,921	(m)	(33,809)
Waiver of distribution services fee - Service Shares	0		(500)				(500)
Reimbursement of other operating expenses	(28,582)		0		28,582	(n)	0
Fees paid indirectly for directed brokerage arrangements	(8,486)		(1,253)				(9,739)
Total Waivers, Reimbursement and Expense Reduction	(209,243)		(401,113)		225,898		(384,458)
Net Expenses	244,050		1,670,037		54,051		1,968,138
Net investment income(loss)	($17,627)		($208,755)		($54,051)		($280,433)
Realized and Unrealized Gain(Loss) on Investments, Short Sales, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(9,078,916)		(22,638,004)	***	0		(31,716,920)
Net realized loss on short sales	0		(32,599)		0		(32,599)
Net realized gain on futures contracts	0		237,357		0		237,357
Net realized gain on written options	0		209,500		0		209,500
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(2,189,895)		(5,810,222)		0		(8,000,117)
Net change in unrealized depreciation of short sales	0		(36,295)		0		(36,295)
Net realized and unrealized gain(loss) on investments, short sales, futures contracts, written options and foreign currency transactions	(11,268,811)		(28,070,263)		0		(39,339,074)
Change in net assets resulting from operations	($11,286,438)		($28,279,018)		($54,051)		($39,619,507)

* Net of foreign taxes withheld of $628 for Federated Mid Cap Growth Strategies Fund II and $13,136 for Federated Kaufmann Fund II.
** Including income on securities loaned of $2,396 for Federated Mid Cap Growth Strategies Fund II and $17,877 for Federated Kaufmann Fund II.
*** Including foreign taxes withheld of $487,506.

(See Note 7 Notes to Pro Forma Financial Statements for a description of the pro forma adjustments)

Federated Mid Cap Growth Strategies Fund II
Federated Kaufmann Fund II
Notes to Pro Forma Financial Statements
For the Period Ended June 30, 2009 (unaudited)

Note 1. Description of the Funds

Federated Mid Cap Growth Strategies Fund II and Federated Kaufmann Fund II, series of Federated Insurance Series, are each registered under the Investment Company Act of 1940, as amended (the “Act), as an open-end management investment company.  Federated Mid Cap Growth Strategies Fund II consists of one class and Federated Kaufmann Fund II consists of two classes of shares: Primary Shares and Service Shares.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Mid Cap Growth Strategies Fund II  and Federated Kaufmann Fund II (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended June 30, 2009.  These statements have been derived from the books and records utilized in calculating daily net asset values at June 30, 2009.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Federated Mid Cap Growth Strategies Fund II and Federated Kaufmann Fund II, which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Shares of Federated Mid Cap Growth Strategies Fund II, for Primary Shares of Federated Kaufmann Fund II, respectively.  Under generally accepted accounting principles, Federated Kaufmann Fund II will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended June 30, 2009, Federated Mid Cap Growth Strategies Fund II and Federated Kaufmann Fund II paid investment advisory fees computed at the annual rate of 0.75% and 1.425%, respectively, as a percentage of average daily net assets.

Federated Investors, Inc. will pay the direct expenses and all the indirect expenses of the Reorganization.

Note 3. Portfolio Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If each Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.  Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading.  For other significant events, the Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources.  If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Primary Shares net asset value per share assumes the issuance of 1,558,885 Primary Shares of Federated Kaufmann Fund II in exchange for 1,172,400 Shares of Federated Mid Cap Growth Strategies Fund II, respectively, which would have been outstanding at June 30, 2009 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Kaufmann Fund II intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.  Federated Kaufmann Fund II complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”.   As of and during the year ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.  As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Each Fund may be subject to taxes imposed by governments of countries in which it invests.  Such taxes are generally based on either income or gains earned or repatriated.  Each Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

The identified cost of investments for the funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.

Note 6. Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements.  Actual results could differ from those estimated.

Note 7. Pro Forma Adjustments

(a)
Federated Equity Management Company of Pennsylvania is each Fund’s investment adviser (the “Adviser”).  The advisory agreement between Federated Mid Cap Growth Strategies Fund II and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets.  The advisory agreement between Federated Kaufmann Fund II and the Adviser provides for an annual fee equal to 1.425% of the Fund’s average daily net assets.  An adjustment to the combined investment adviser fee reflects the fee structure of Federated Kaufmann Fund II based on the combined assets of Federated Kaufmann Fund II Pro Forma Combined.

(b)
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides each Fund with certain administrative personnel and services necessary to operate the Fund.  The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.  Under a similar plan, FAS provides The Funds with certain administrative personnel and services necessary to operate each Fund.  An adjustment to the combined administrative personnel and services fee reflects the fee structure of Federated Kaufmann Fund II Pro Forma Combined.  Federated Kaufmann Fund II Pro Forma Combined would be charging the minimum fee for administrative personnel and services for a Fund with two classes.

(c)	Adjustment to reflect custodian fees based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(d)	Adjustment to reflect transfer and dividend disbursing agent fees and expenses based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(e)	Adjustment to reflect Trustees’/Trustees fees based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(f)	Adjustment to reflect auditing fees based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(g)	Adjustment to reflect legal fees based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(h)	Adjustment to reflect portfolio accounting fees based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(i)	Adjustment to reflect printing and postage costs based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(j)	Adjustment to reflect insurance premiums based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(k)	Adjustment to reflect miscellaneous expenses based upon the current expense structure for Federated Kaufmann Fund II Pro Forma Combined.

(l)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Kaufmann Fund II Pro Forma Combined.

(m)	Adjustment to reflect the voluntary waiver of administrative personnel and services fee on the average daily net assets of Federated Kaufmann Fund II Pro Forma Combined.

(n)	Adjustment to reflect the removal of the reimbursement of other operating expenses. This reimbursement is not required for Federated Kaufmann Fund II Pro Forma Combined.

FEDERATED MID CAP GROWTH STRATEGIES FUND II

a portfolio of Federated Insurance Funds

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

PART C. OTHER INFORMATION.

Item 15. Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law.  However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.  Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii)  by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant	33
1.2	Conformed copy of amendment #23 of Declaration of Trust of Registrant	36
1.3	Form of amendment #24 of Declaration of Trust of Registrant	37

2.1	Copy of By-Laws
2.2	Amendment Nos. 1, 2 and 3	19
2.3	Amendment Nos. 4 and 5	30
2.4	Amendment Nos. 6, 7 and 8	33

3.	Not Applicable

4.	Form of Plan of Reorganization	+

5.1	Copy of Specimen Certificate of Shares of Beneficial Interest of Federated American Leaders Fund II; Federated Utility Fund II; Federated Fund for U.S. Government Securities II; Federated High Income Bond Fund II; Federated Prime Money Fund II; Federated Growth Strategies Fund II; and Federated Equity Income Fund II	15
5.2	Copy of Specimen Certificate of Shares of Beneficial Interest of Federated International Equity Fund II As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.	4

6.1	Conformed copy of Investment Advisory Contract between the Registrant and Federated Advisers with conformed copies of Exhibits A,B,C,D,and E	3
6.2	Conformed copy of Exhibit F to Investment Advisory Contract	6
6.3	Conformed copy of Exhibit G to Investment Advisory Contract	10
6.4	Conformed copy of Exhibit H to Investment Advisory Contract	12
6.5	Conformed copy of Exhibit I to Investment Advisory Contract	20
6.6	Conformed copy of Exhibits J and K to Investment Advisory Contract	22
6.7	Conformed copy of Exhibit L to Investment Advisory Contract	24
6.8	Conformed copy of Amendment to the Investment Advisory Contract	25
6.9	Conformed copy of Investment Advisory Contract between the Registrant and Federated Global Research Corp. with respect to Federated International Equity Fund II with a conformed copy of Exhibit A attached	10
6.10	Conformed copy of Exhibit B to Investment Advisory Contract	26
6.11	Conformed copy of Sub-Advisory Agreement between Federated Advisers and Federated Global Research Corp. with respect to Federated Utility Fund II	17
6.12	Conformed copy of Exhibit A to Sub-Advisory Contract	10
6.13	Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp. with respect to Federated Strategic Income Fund II	22
6.14	Conformed copy of Exhibit A to Sub-Advisory Contract	10
6.15	Conformed copy of Exhibit M to the Investment Advisory Contract	27
6.16	Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp. with respect to Federated Kaufmann Fund II	27
6.17	Conformed copy of Exhibit A to the Sub-Advisory Contract	27
6.18	Conformed copy of Assignment of Advisory Contract and Sub-Advisory Contract	30
6.19	Conformed copy of new Sub-Advisory Contract with respect to Federated Capital Income Fund II	30
6.20	Conformed copy of new Advisory Contract between Federated Equity Management Company of Pennsylvania and Registrant	33
6.21	Conformed copy of Exhibit B to the Sub-Advisory Agreement	33
6.22	Conformed copy of Assignment of Advisory Contract to Federated Global Investment Management Corp.	37
6.23	Conformed copy of Exhibit C to Advisory Contract for Federated Clover Value Fund II	37

7.1	Conformed copy of Distributor’s Contract of the Registrant with conformed copies of Exhibits A,B,C and D attached	3
7.2	Conformed copy of Exhibits E,F,L and M to Distributor’s Contract	23
7.3	Conformed copy of Exhibit G to Distributor’s Contract	10
7.4	Conformed copy of Exhibit H to Distributor’s Contract	12
7.5	Conformed copy of Exhibit I to Distributor’s Contract	20
7.6	Conformed copy of Exhibit J and K to Distributor’s Contract	22
7.7	Conformed copy of Exhibit N to Distributor’s Contract	24
7.8	Conformed copy of Amendment to the Distributor’s Contract	25
7.9	Conformed copy of Exhibit O to Distributor’s Contract	27
7.10
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

7.11	Conformed copy of Exhibit P to Distributor’s Contract	30
7.12	Conformed copy of Exhibit Q to Distributor’s Contract	33

8	Not Applicable

9
9.1	Conformed copy of Custodian Contract	7
9.2	Conformed copy of Domestic Custody Fee Schedule	17
9.3	Conformed copy of Amendment to the Custodian Contract of the Registrant	35

10.1	Conformed copy of Distribution Plan of the Registrant	31
10.2	Conformed copy of Exhibit D to the Distribution Plan	33

11	Form of Opinion and Consent of Counsel regarding the Legality of Shares	+

12	Not Applicable

13.1	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement;	19
13.2
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.3
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

13.4	Conformed copy of Amended and Restated Shareholder Services Agreement;	16
13.5
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

13.6
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of th Cash Trust Series, Inc. Registration Statement filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.7
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item 23(h)(viii) of th Cash Trust Series, Inc. Registration Statement filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

13.8
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23 (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309)

13.9
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843)

13.10
The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

13.11
The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

14.1	Conformed copy of Consent of Independent Registered Public Accounting Firm	+

15	Not Applicable

16.1	Conformed copy of Power of Attorney; conformed copy of Power of Attorney of Chief Investment Officer	24
16.2	Conformed copy of Power of Attorney of the Chief Investment Officer	28
16.3	Conformed copy of Power of Attorney of President	31
16.4	Conformed copies of Powers of Attorney of two (2) Trustees and the Treasurer	33
16.5	Conformed copy of Power of Attorney of Trustee	34
16.6	Conformed copy of Power of Attorney of Trustee	37
16.7	Conformed copy of Power of Attorney of the Registrant	+
16.8	Conformed copy of Unanimous Consent of Trustees	+

17	Form of Proxy	+

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-69268 and 811-8042)
1	Pre-effective Amendment No. 1 filed December 10, 1993
2	PEA No. 1 filed April 29 1994
3	PEA No. 2 filed August 23, 1994
4	PEA No. 3 filed January 19, 1995
6	PEA No. 5 filed on April 3, 1995
7	PEA No. 6 filed on April 21, 1994
10	PEA No. 9 filed on February 16, 1996
11	PEA No. 10 filed on March 28, 1996
12	PEA No. 12 filed on February 10, 1997
13	PEA No. 15 filed on July 31, 1997
14	PEA No. 17 filed on March 9, 1998
17	PEA No. 18 filed on April 22, 1998
19	PEA No. 20 filed on February 19, 1999
20	PEA No. 22 filed on April 20, 1999
22	PEA No. 25 filed on February 17, 2000
23	PEA No. 28 filed on April 19, 2000
24	PEA No. 30 filed on April 23, 2001
25	PEA No. 30 filed on April 23, 2001
26	PEA No. 31 filed on February 28, 2002
27	PEA No. 36 filed on April 29, 2002
28	PEA No. 37 filed on February 18, 2003
29	PEA No. 39 filed on April 29, 2003
30	PEA No. 40 filed on February 20, 2004
31	PEA No. 41 filed on April 29, 2004
32	PEA No. 43 filed on April 27, 2005
33	PEA No. 45 filed on April 28, 2006
34	PEA No. 46 filed on April 27, 2007
35	PEA No. 49 filed on April 28, 2008
36	PEA No. 50 filed on February 13,2009
37	PEA No. 52 filed on April 30, 2009

Item 17. Undertakings:

(1)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Federated Insurance Series duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 12th day of November, 2009.

Federated Insurance Series
BY: /s/ C. Grant Anderson C. Grant Anderson, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ C. Grant Anderson C. Grant Anderson, Assistant Secretary	Attorney In Fact For the Persons Listed Below	November 12, 2009
John F. Donahue *	Trustee
John B. Fisher	President
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
Richard A. Novak*	Treasurer (Principal Financial Officer)
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Maureen E. Lally-Green	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
R. James Nicholson	Trustee
Thomas O’Neill*	Trustee
John S. Walsh*	Trustee
James F. Will*	Trustee
*By Power of Attorney